Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	DEBT OBLIGATIONS — 98.7%

	Asset Backed Securities — 10.3%
400,000	AmeriCredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, due 01/18/24	414,563
100,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class B, 3.13%, due 02/18/25	103,546
200,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, due 02/18/25	210,739
400,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, due 04/18/25	416,936
600,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, due 07/18/25	622,119
500,000	AmeriCredit Automobile Receivables Trust, Series 2020-1, Class B, 1.48%, due 01/21/25	509,293
100,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class C, 1.48%, due 02/18/26	101,469
200,000	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.06%, due 08/18/26	201,080
1,507,000	AMSR Trust, Series 2020-SFR4, Class A, 1.36%, due 11/17/37 144A	1,524,240
500,000	Anchorage Capital CLO 11, Ltd., Series 2019-11A, Class A, 1.61% (3 mo. USD LIBOR + 1.39%), due 07/22/32(b) 144A	500,685
3,500,000	Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class AR2, 1.31% (3 mo. USD LIBOR + 1.09%), due 01/28/31(b) 144A	3,494,194
426,930	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/07/49 144A	423,436
430,920	Arbys Funding LLC, Series 2020-1A, Class A2, 3.24%, due 07/30/50 144A	443,310
1,550,000	ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, due 08/15/28 144A	1,589,709
20,471	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A, 0.84% (1 mo. USD LIBOR + 0.69%), due 04/25/34(b)	20,449
985,701	Atlas Senior Loan Fund CLO V, Ltd., Series 2014-1A, Class AR2, 1.49% (3 mo. USD LIBOR + 1.26%), due 07/16/29(b) 144A	982,804
377,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, due 03/20/26 144A	394,070
207,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33%, due 08/20/26 144A	214,227
250,000	Benefit Street Partners CLO XII, Ltd., Series 2017-12A, Class A1, 1.49% (3 mo. USD LIBOR + 1.25%), due 10/15/30(b) 144A	250,390
112,683	BMW Vehicle Lease Trust, Series 2018-1, Class A3, 3.26%, due 07/20/21	112,860
185,000	Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.83%, due 10/20/50 144A	190,046
97,254	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A, 3.28%, due 09/26/33 144A	101,043
305,000	Capital Automotive REIT, LP, Series 2020-1A, Class B1, 4.17%, due 02/15/50 144A	318,845
1,713,000	Capital One Prime Auto Receivables Trust, Series 2019-1, Class A3, 2.51%, due 11/15/23	1,744,478
497,130	Carlyle U.S. CLO, Ltd., Series 2017-1A, Class A1B, 1.45% (3 mo. USD LIBOR + 1.23%), due 04/20/31(b) 144A	496,717
400,000	CarMax Auto Owner Trust, Series 2020-4, Class C, 1.30%, due 08/17/26	403,247
1,126,167	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69%, due 07/15/60 144A	1,150,198
850,000	CIFC Funding CLO, Ltd., Series 2014-2RA, Class A1, 1.26% (3 mo. USD LIBOR + 1.05%), due 04/24/30 (b) 144A	848,437

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
1,200,000	Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, due 10/13/30	1,452,794
340,645	CLI Funding VI LLC, Series 2020-1A, Class A, 2.08%, due 09/18/45 144A	345,297
310,284	Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 2.68%, due 09/25/42 144A	318,420
280,500	Credit Suisse Mortgage Trust, Series 2018-RPL8, Class A1, 4.13%, due 07/25/58(c) 144A	281,702
907,343	DB Master Finance LLC, Series 2017-1A, Class A2I, 3.63%, due 11/20/47 144A	932,585
145,875	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	155,090
741,613	DB Master Finance LLC, Series 2019-1A, Class A2I, 3.79%, due 05/20/49 144A	764,319
485,000	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47 144A	521,384
840,020	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A2I, 1.46% (3 mo. USD LIBOR + 1.25%), due 07/25/47(b) 144A	844,749
300,000	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65%, due 02/15/24	303,195
200,000	Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42%, due 03/17/25	202,751
288,000	Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.24%, due 01/20/51 144A	295,973
1,406,000	FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.34%, due 09/17/25 144A	1,426,091
595,000	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, due 10/19/37 144A	599,317
220,335	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.60%, due 07/25/47 144A	229,936
125,450	FOCUS Brands Funding LLC, Series 2017-1A, Class A2I, 3.86%, due 04/30/47 144A	125,913
511,000	Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, due 08/15/31 144A	539,418
300,000	Ford Credit Auto Owner Trust, Series 2020-C, Class C, 1.04%, due 05/15/28	301,279
1,600,000	Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A, 3.17%, due 03/15/25	1,697,859
2,564,000	Ford Credit Floorplan Master Owner Trust, Series 2018-3, Class A1, 3.52%, due 10/15/23	2,629,843
573,000	Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A, 3.06%, due 04/15/26	621,750
453,000	Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A, 1.06%, due 09/15/27	460,792
100,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, due 06/17/24	105,210
872,354	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.97%, due 11/16/23	887,410
495,000	GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.90%, due 04/15/26 144A	534,339
224,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A, 0.68%, due 08/15/25 144A	225,612
315,000	Golub Capital Partners ABS Funding CLO, Ltd., Series 2020-1A, Class A2, 3.21%, due 01/22/29 144A	315,000
191,084	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, due 12/26/28 144A	195,624
66,154	Hilton Grand Vacations Trust, Series 2018-AA, Class A, 3.54%, due 02/25/32 144A	70,283
138,615	Home Equity Asset Trust, Series 2003-8, Class M1, 1.23% (1 mo. USD LIBOR + 1.08%), due 04/25/34(b)	138,827
1,737,214	HPS Loan Management CLO, Ltd., Series 10A-2016, Class A1R, 1.36% (3 mo. USD LIBOR + 1.14%), due 01/20/28(b) 144A	1,735,362
750,000	HPS Loan Management CLO, Ltd., Series 15A-2019, Class A1, 1.54% (3 mo. USD LIBOR + 1.32%), due 07/22/32(b) 144A	750,523

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
500,000	ICG US CLO, Ltd., Series 2017-2A, Class A1, 1.49% (3 mo. USD LIBOR + 1.28%), due 10/23/29(b) 144A	499,268
508,930	Invitation Homes Trust, Series 2018-SFR1, Class A, 0.85% (1 mo. USD LIBOR + 0.70%), due 03/17/37(b) 144A	505,969
153,838	Jack In The Box Funding LLC, Series 2019-1A, Class A21, 3.98%, due 08/25/49 144A	158,430
153,838	Jack In The Box Funding LLC, Series 2019-1A, Class A23, 4.97%, due 08/25/49 144A	166,148
208,358	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 2.81%, due 11/25/42 144A	212,195
249,538	Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.44%, due 05/25/59(d) 144A	251,083
181,493	Limerock CLO III LLC, Series 2014-3A, Class A1R, 1.42% (3 mo. USD LIBOR + 1.20%), due 10/20/26(b) 144A	181,512
120,905	MelTel Land Funding LLC, Series 2019-1A, Class A, 3.77%, due 04/15/49 144A	126,112
743,240	MidOcean Credit CLO III, Series 2014-3A, Class A1R, 1.33% (3 mo. USD LIBOR + 1.12%), due 04/21/31(b) 144A	738,379
117,855	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.48%, due 08/25/58(c) 144A	124,500
100,665	Morgan Stanley ABS Capital I, Inc., Series 2003-NC10, Class M1, 1.17% (1 mo. USD LIBOR + 1.02%), due 10/25/33(b)	100,449
49,835	Morgan Stanley ABS Capital I, Inc., Series 2003-NC7, Class M1, 1.20% (1 mo. USD LIBOR + 1.05%), due 06/25/33(b)	49,915
131,222	MVW Owner Trust, Series 2018-1A, Class A, 3.45%, due 01/21/36 144A	136,595
88,099	Navient Private Education Loan Trust, Series 2016-AA, Class A2A, 3.91%, due 12/15/45 144A	92,562
336,000	Navient Private Education Refi Student Loan Trust, Series 2019-FA, Class A2, 2.60%, due 08/15/68 144A	347,263
257,345	Navient Student Loan Trust, Series 2020-2A, Class A1A, 1.32%, due 08/26/69 144A	258,265
197,279	New Century Home Equity Loan Trust, Series 2003-A, Class A, 0.87% (1 mo. USD LIBOR + 0.72%), due 10/25/33(b) 144A	192,973
97,755	New Residential Mortgage LLC, Series 2018-FNT2, Class A, 3.79%, due 07/25/54 144A	98,044
1,815,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.69%, due 10/15/23 144A	1,862,562
2,655,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.55%, due 02/15/25 144A	2,716,444
600,000	North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 1.01% (3 mo. USD LIBOR + 0.80%), due 07/25/36(b)	598,404
156,963	NRZ Excess Spread-Collateralized Notes, Series 2018-FNT1, Class A, 3.61%, due 05/25/23 144A	157,478
250,000	OCP CLO, Ltd., Series 2017-13A, Class A1A, 1.50% (3 mo. USD LIBOR + 1.26%), due 07/15/30(b) 144A	250,125
131,492	OneMain Financial Issuance Trust, Series 2017-1A, Class A2, 0.95% (1 mo. USD LIBOR + 0.80%), due 09/14/32(b) 144A	131,595
170,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, due 03/14/29 144A	171,762
206,000	Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, due 02/15/27 144A	213,309
2,340,084	OZLM Funding IV CLO, Ltd., Series 2013-4A, Class A1R, 1.47% (3 mo. USD LIBOR + 1.25%), due 10/22/30(b) 144A	2,339,280
741,917	OZLM IX CLO, Ltd., Series 2014-9A, Class A1AR, 1.50% (3 mo. USD LIBOR + 1.28%), due 10/20/31(b) 144A	741,941

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
247,297	OZLM XI CLO, Ltd., Series 2015-11A, Class A1R, 1.46% (3 mo. USD LIBOR + 1.25%), due 10/30/30(b) 144A	246,249
500,000	OZLM XXIV CLO, Ltd., Series 2019-24A, Class A1A, 1.61% (3 mo. USD LIBOR + 1.39%), due 07/20/32(b) 144A	500,540
1,000,000	Palmer Square CLO, Ltd., Series 2015-1A, Class A1R2, 1.43% (3 mo. USD LIBOR + 1.22%), due 05/21/29(b)	1,000,107
1,000,000	Palmer Square CLO, Ltd., Series 2015-1A, Class A1R3 (3 mo. USD LIBOR + 1.00%), due 05/21/29(b) (e) 144A	1,000,500
750,000	Palmer Square CLO, Ltd., Series 2018-2A, Class A1A, 1.33% (3 mo. USD LIBOR + 1.10%), due 07/16/31(b) 144A	750,002
277,000	PFS Financing Corp., Series 2020-E, Class A, 1.00%, due 10/15/25 144A	279,489
1,250,000	Pikes Peak CLO 4, Series 2019-4A, Class A, 1.61% (3 mo. USD LIBOR + 1.37%), due 07/15/32(b) 144A	1,251,119
649,359	Progress Residential Trust, Series 2019-SFR1, Class A, 3.42%, due 08/17/35 144A	668,642
1,329,000	Progress Residential Trust, Series 2019-SFR4, Class A, 2.69%, due 10/17/36 144A	1,374,015
1,313,000	Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, due 04/17/37 144A	1,338,899
6,716	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 4.93%, due 08/25/35(d)	6,977
250,000	Romark CLO II, Ltd., Series 2018-2A, Class A1, 1.39% (3 mo. USD LIBOR + 1.18%), due 07/25/31(b) 144A	248,392
739,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, due 04/20/45 144A	788,888
900,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class B, 2.28%, due 09/15/23	907,245
400,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, due 10/15/25	408,462
500,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46%, due 09/15/25	506,992
600,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, due 01/15/26	605,283
400,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.01%, due 01/15/26	402,109
438,000	Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, due 01/26/32 144A	466,275
91,121	Saxon Asset Securities Trust, Series 2005-1, Class M1, 0.84% (1 mo. USD LIBOR + 0.69%), due 05/25/35(b)	91,177
385,125	Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, due 07/25/49 144A	410,733
79,545	Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A, 3.20%, due 01/20/36 144A	82,599
500,000	Silver Creek CLO, Ltd., Series 2014-1A, Class AR, 1.46% (3 mo. USD LIBOR + 1.24%), due 07/20/30(b) 144A	500,176
2,339,977	Small Business Administration, Series 2013-20H, Class 1, 3.16%, due 08/01/33	2,503,294
1,449,509	Small Business Administration, Series 2013-20L, Class 1, 3.38%, due 12/01/33	1,569,409
2,205,546	Small Business Administration, Series 2014-20C, Class 1, 3.21%, due 03/01/34	2,369,579
850,969	Small Business Administration, Series 2014-20D, Class 1, 3.11%, due 04/01/34	917,654
713,655	Small Business Administration, Series 2014-20I, Class 1, 2.92%, due 09/01/34	767,913
2,491,907	Small Business Administration, Series 2019-25F, Class 1, 2.77%, due 06/01/44	2,712,234
983,341	Small Business Administration, Series 2020-25D, Class 1, 1.77%, due 04/01/45	1,011,340
60,758	SMB Private Education Loan Trust, Series 2015-C, Class A2A, 2.75%, due 07/15/27 144A	61,652
387,000	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.84%, due 06/15/37 144A	409,204
210,000	SMB Private Education Loan Trust, Series 2020-PTA, Class A2A, 1.60%, due 09/15/54 144A	212,651
330,225	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, due 01/20/50 144A	354,172

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
1,750,000	Sound Point CLO VII-R, Ltd., Series 2014-3RA, Class A1, 1.46% (3 mo. USD LIBOR + 1.25%), due 10/23/31(b) 144A	1,746,941
2,750,000	Sound Point CLO XIV, Ltd., Series 2016-3A, Class AR, 1.36% (3 mo. USD LIBOR + 1.15%), due 01/23/29(b) 144A	2,748,238
500,000	Sound Point CLO XVI, Ltd., Series 2017-2A, Class A, 1.49% (3 mo. USD LIBOR + 1.28%), due 07/25/30(b) 144A	499,379
663,607	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, due 02/25/44 144A	712,369
547,000	Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, 3.08%, due 10/25/44 144A	569,364
651,814	STORE Master Funding LLC, Series 2014-1A, Class A2, 5.00%, due 04/20/44 144A	686,184
231,376	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.67%, due 02/15/45 144A	208,235
344,960	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, due 11/25/48 144A	351,610
208,002	Telos CLO, Series 2013-3A, Class AR, 1.52% (3 mo. USD LIBOR + 1.30%), due 07/17/26(b) 144A	208,049
978,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, due 11/25/31 144A	1,045,521
487,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, due 05/25/33 144A	502,154
1,537,000	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, due 03/17/38 144A	1,621,066
667,506	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, due 09/20/45 144A	677,526
2,132,000	Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, due 09/15/45 144A	2,152,797
249,000	Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, due 09/15/45 144A	251,713
500,000	Venture XIX CLO, Ltd., Series 2014-19A, Class ARR, 1.50% (3 mo. USD LIBOR + 1.26%), due 01/15/32(b) 144A	499,753
3,462,000	Verizon Owner Trust, Series 2019-B, Class A1A, 2.33%, due 12/20/23	3,531,775
597,000	Verizon Owner Trust, Series 2020-B, Class A, 0.47%, due 02/20/25	599,504
488,360	VR Funding LLC, Series 2020-1A, Class A, 2.79%, due 11/15/50 144A	470,905
114,526	VSE VOI Mortgage LLC, Series 2017-A, Class A, 2.33%, due 03/20/35 144A	117,107
500,000	Wellfleet CLO, Ltd., Series 2018-3A, Class A1A, 1.47% (3 mo. USD LIBOR + 1.25%), due 01/20/32(b) 144A	500,036
750,000	Wellfleet CLO, Ltd., Series 2019-1A, Class A1, 1.56% (3 mo. USD LIBOR + 1.34%), due 07/20/32(b) 144A	750,434
558,735	Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	595,241
62,200	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, due 12/20/30 144A	62,431
153,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class C, 3.45%, due 03/15/24 144A	156,124
129,704	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.23%, due 03/15/45 144A	112,785
1,442,000	World Omni Auto Receivables Trust, Series 2019-B, Class A3, 2.59%, due 07/15/24	1,466,372
1,100,000	World Omni Select Auto Trust, Series 2019-A, Class B, 2.17%, due 12/15/25	1,130,983
200,000	World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, due 12/15/25	206,964
1,000,000	York CLO-2, Ltd., Series 2015-1A, Class AR, 1.37% (3 mo. USD LIBOR + 1.15%), due 01/22/31(b) 144A	997,632
3,500,000	York CLO-4, Ltd., Series 2016-2A, Class A1R, 1.31% (3 mo. USD LIBOR + 1.09%), due 04/20/32(b) 144A	3,486,126
750,000	York CLO-6, Ltd., Series 2019-1A, Class A1, 1.57% (3 mo. USD LIBOR + 1.35%), due 07/22/32(b) 144A	750,438
242,872	Zais CLO 6, Ltd., Series 2017-1A, Class A1, 1.61% (3 mo. USD LIBOR + 1.37%), due 07/15/29(b) 144A	242,468

		107,596,535

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — 40.0%
490,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/30 144A	497,193
748,000	AbbVie, Inc., 3.20%, due 11/21/29	839,558
300,000	AbbVie, Inc., 3.60%, due 05/14/25	334,420
678,000	AbbVie, Inc., 4.25%, due 11/21/49	853,124
1,400,000	AbbVie, Inc., 4.50%, due 05/14/35	1,760,397
640,000	AbbVie, Inc., 4.55%, due 03/15/35	811,314
170,000	AbbVie, Inc., 4.70%, due 05/14/45	222,744
290,000	AbbVie, Inc., 4.75%, due 03/15/45	380,478
130,829	ABY Transmision Sur SA, 6.88%, due 04/30/43 144A	176,618
145,000	Activision Blizzard, Inc., 3.40%, due 09/15/26	165,131
336,000	Advantage Sales & Marketing, Inc., 6.50%, due 11/15/28 144A	355,950
1,340,000	Advocate Health & Hospitals Corp., 2.21%, due 06/15/30(f)	1,399,622
620,000	AECOM, 5.13%, due 03/15/27	692,162
400,000	AEP Texas, Inc., 3.80%, due 10/01/47	475,343
260,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49	321,918
432,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.88%, due 08/14/24	449,726
1,600,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 04/03/26	1,796,120
252,000	AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	272,954
370,000	Aetna, Inc., 4.75%, due 03/15/44	477,643
111,000	Affinity Gaming, 6.88%, due 12/15/27 144A	116,582
233,000	Ahern Rentals, Inc., 7.38%, due 05/15/23 144A	170,818
712,773	Air Canada Pass Through Trust, 3.60%, due 09/15/28 144A	703,039
164,868	Air Canada Pass Through Trust, 3.70%, due 07/15/27 144A	153,134
117,907	Air Canada Pass Through Trust, 4.13%, due 11/15/26 144A	113,956
169,000	Air Lease Corp., 3.63%, due 12/01/27	182,708
180,000	Air Lease Corp., (MTN), 2.88%, due 01/15/26	190,640
199,000	Aircastle, Ltd., 5.50%, due 02/15/22	207,325
231,000	Aker BP ASA, 2.88%, due 01/15/26 144A	236,012
170,000	Aker BP ASA, 3.00%, due 01/15/25 144A	178,746
427,000	Aker BP ASA, 4.00%, due 01/15/31 144A	463,489
118,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons LLC, 3.25%, due 03/15/26 144A	119,918
296,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons LLC, 3.50%, due 03/15/29 144A	299,958
92,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons LLC, 4.88%, due 02/15/30 144A	101,465
572,000	Ally Financial, Inc., 5.13%, due 09/30/24	659,992
279,000	Ally Financial, Inc., 5.80%, due 05/01/25	331,617
210,000	Altria Group, Inc., 3.40%, due 05/06/30	235,992
663,000	Amazon.com, Inc., 3.15%, due 08/22/27	755,309
284,000	Amazon.com, Inc., 4.05%, due 08/22/47	375,666
217,177	American Airlines Pass Through Trust, 3.15%, due 08/15/33	213,835
730,575	American Airlines Pass Through Trust, 3.38%, due 11/01/28	687,501
144,785	American Airlines Pass Through Trust, 3.50%, due 08/15/33	127,225
193,691	American Airlines Pass Through Trust, 3.60%, due 04/15/31	179,799
208,845	American Airlines Pass Through Trust, 3.65%, due 02/15/29	211,366
97,823	American Airlines Pass Through Trust, 3.70%, due 11/01/24	81,999
114,368	American Airlines Pass Through Trust, 4.00%, due 08/15/30	101,866
283,277	American Airlines Pass Through Trust, 4.10%, due 07/15/29	264,552

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
19,789	American Airlines Pass Through Trust, 6.98%, due 11/23/22	19,244
700,000	American Express Co., 3.40%, due 02/27/23	744,716
287,000	American Homes 4 Rent, LP REIT, 4.25%, due 02/15/28	330,397
1,780,000	American Honda Finance Corp. (MTN), 0.88%, due 07/07/23	1,802,339
1,400,000	American International Group, Inc., 4.88%, due 06/01/22	1,485,653
485,000	American Tower Corp. REIT, 2.40%, due 03/15/25	515,840
230,000	American Tower Corp. REIT, 2.95%, due 01/15/25	249,359
618,000	American Tower Corp. REIT, 3.55%, due 07/15/27	699,849
239,000	American Tower Corp. REIT, 3.80%, due 08/15/29	278,275
575,000	American Water Capital Corp., 2.80%, due 05/01/30	636,528
190,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.50%, due 05/20/25	210,900
250,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.88%, due 08/20/26	281,829
386,000	AmerisourceBergen Corp., 2.80%, due 05/15/30	420,172
665,000	Amgen, Inc., 2.20%, due 02/21/27	713,288
158,000	ANGI Group LLC, 3.88%, due 08/15/28 144A	161,061
150,000	Anglo American Capital Plc, 4.75%, due 04/10/27 144A	177,191
2,014,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	2,626,853
367,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 04/15/48	465,179
350,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, due 01/23/49(f)	498,467
361,000	Antero Resources Corp., 5.00%, due 03/01/25(f)	343,627
146,000	Anthem, Inc., 2.25%, due 05/15/30	155,277
5,000	Anthem, Inc., 5.10%, due 01/15/44	6,955
835,000	Apple, Inc., 2.65%, due 05/11/50	888,034
250,000	Applied Materials, Inc., 2.75%, due 06/01/50	273,104
230,000	APX Group, Inc., 7.63%, due 09/01/23(f)	239,056
225,000	Aquarion Co., 4.00%, due 08/15/24(f) 144A	246,312
97,000	Arconic Corp., 6.00%, due 05/15/25 144A	103,729
34,000	Arconic Corp., 6.13%, due 02/15/28 144A	36,720
234,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, due 02/15/25 144A	242,716
332,000	Ares Capital Corp., 3.88%, due 01/15/26	360,156
314,000	Ares Capital Corp., 4.20%, due 06/10/24	339,103
146,000	Asbury Automotive Group, Inc., 4.75%, due 03/01/30	156,767
710,000	Ascension Health, 2.53%, due 11/15/29	778,484
150,000	Ascension Health, 3.11%, due 11/15/39	167,643
140,000	Ashtead Capital, Inc., 4.38%, due 08/15/27 144A	148,225
700,000	AT&T, Inc., 1.40% (3 mo. USD LIBOR + 1.18%), due 06/12/24(b)	717,376
274,000	AT&T, Inc., 2.30%, due 06/01/27	292,572
2,377,000	AT&T, Inc., 2.55%, due 12/01/33 144A	2,442,022
150,000	AT&T, Inc., 2.63%, due 12/01/22	155,649
438,000	AT&T, Inc., 3.10%, due 02/01/43	445,955
814,000	AT&T, Inc., 3.50%, due 06/01/41	880,125
2,000,000	AT&T, Inc., 3.50%, due 09/15/53 144A	2,010,661
122,000	AT&T, Inc., 3.65%, due 06/01/51	127,981
535,000	AT&T, Inc., 3.65%, due 09/15/59 144A	541,325
201,000	AT&T, Inc., 3.80%, due 12/01/57 144A	210,875
25,000	AT&T, Inc., 4.30%, due 02/15/30	29,886
41,000	ATS Automation Tooling Systems, Inc., 4.13%, due 12/15/28 144A	41,820

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
130,000	Australia & New Zealand Banking Group, Ltd., 6.75% (5 yr. USD ICE swap + 5.17%)(b) (f) (g) 144A	151,838
128,000	Autodesk, Inc., 2.85%, due 01/15/30	142,410
209,000	AutoNation, Inc., 4.75%, due 06/01/30	251,784
192,000	Avolon Holdings Funding, Ltd., 5.13%, due 10/01/23 144A	205,654
139,000	AXA SA, 8.60%, due 12/15/30	216,745
942,000	BAE Systems Finance, Inc., 7.50%, due 07/01/27 144A	1,267,059
696,000	BAE Systems Holdings, Inc., 3.85%, due 12/15/25 144A	790,304
440,000	BAE Systems Plc, 1.90%, due 02/15/31 144A	445,818
1,000,000	BAE Systems Plc, 3.40%, due 04/15/30 144A	1,134,659
321,000	Bally’s Corp., 6.75%, due 06/01/27 144A	344,874
200,000	Banco Santander SA, 3.85%, due 04/12/23	214,965
100,000	Banco Santander SA, 4.38%, due 04/12/28(f)	116,715
511,000	Bank of America Corp., 2.59% (SOFR + 2.15%), due 04/29/31(b)	548,124
877,000	Bank of America Corp., 4.24% (3 mo. USD LIBOR + 1.81%), due 04/24/38(b)	1,081,718
160,000	Bank of America Corp., 5.13% (3 mo. USD LIBOR + 3.29%)(b) (g)	169,292
621,000	Bank of America Corp., 6.30% (3 mo. USD LIBOR + 4.55%)(b) (g)	725,406
610,000	Bank of America Corp., (MTN), 2.50% (3 mo. USD LIBOR + 0.99%), due 02/13/31(b)	648,390
303,000	Bank of America Corp., (MTN), 2.83% (SOFR + 1.88%), due 10/24/51(b)	316,693
160,000	Bank of America Corp., (MTN), 2.88% (3 mo. USD LIBOR + 1.19%), due 10/22/30(b)	175,835
491,000	Bank of America Corp., (MTN), 3.25%, due 10/21/27	549,767
1,270,000	Bank of America Corp., (MTN), 3.50%, due 04/19/26	1,440,382
755,000	Bank of America Corp., (MTN), 3.59% (3 mo. USD LIBOR + 1.37%), due 07/21/28(b)	858,201
493,000	Bank of America Corp., (MTN), 3.95%, due 04/21/25	555,975
500,000	Bank of America Corp., (MTN), 4.13%, due 01/22/24	554,408
165,000	Bank of America Corp., (MTN), 4.20%, due 08/26/24	184,809
210,000	Bank of America Corp., (MTN), 4.27% (3 mo. USD LIBOR + 1.31%), due 07/23/29(b)	250,221
213,000	Bank of America Corp., (MTN), 4.33% (3 mo. USD LIBOR + 1.52%), due 03/15/50(b)	279,950
1,376,000	Bank of America Corp., (MTN), 4.45%, due 03/03/26	1,604,548
1,053,000	Barclays Bank Plc, 1.70%, due 05/12/22	1,071,825
575,000	Barclays Plc, 3.68%, due 01/10/23	592,831
264,000	Barclays Plc, 4.38%, due 01/12/26	304,633
400,000	Barclays Plc, 4.97% (3 mo. USD LIBOR + 1.90%), due 05/16/29(b)	480,148
770,000	BAT Capital Corp., 3.22%, due 08/15/24	834,030
157,000	Bausch Health Cos., Inc., 5.25%, due 01/30/30 144A	165,026
359,000	Bausch Health Cos., Inc., 6.13%, due 04/15/25 144A	370,366
329,000	Bausch Health Cos., Inc., 6.25%, due 02/15/29 144A	357,850
605,000	Berkshire Hathaway Energy Co., 3.70%, due 07/15/30 144A	717,635
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	123,542
1,312,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,944,002
1,015,000	Blackstone Holdings Finance Co. LLC, 2.80%, due 09/30/50 144A	1,040,282
542,000	Blackstone Holdings Finance Co. LLC, 3.15%, due 10/02/27 144A	604,322
110,000	BMW US Capital LLC, 0.63% (3 mo. USD LIBOR + 0.41%), due 04/12/21(b) 144A	110,078
310,000	BNP Paribas SA, 3.38%, due 01/09/25 144A	339,633
200,000	BNP Paribas SA, 4.38%, due 09/28/25 144A	229,045
631,000	Boeing Co. (The), 3.20%, due 03/01/29	666,571
185,000	Boeing Co. (The), 3.75%, due 02/01/50	194,890
295,000	Boeing Co. (The), 3.95%, due 08/01/59	316,366
450,000	Boeing Co. (The), 5.04%, due 05/01/27	526,791

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
271,000	Boeing Co. (The), 5.81%, due 05/01/50	374,080
44,000	Boise Cascade Co., 4.88%, due 07/01/30 144A	47,713
170,000	Booking Holdings, Inc., 4.63%, due 04/13/30	211,479
605,000	BP Capital Markets America, Inc., 2.94%, due 04/06/23	638,756
338,000	BPCE SA, 4.50%, due 03/15/25 144A	382,523
360,000	BPCE SA, 5.70%, due 10/22/23 144A	407,729
310,000	Braskem Netherlands Finance BV, 8.50% (5 yr. CMT + 8.22%), due 01/23/81(b) (f) 144A	345,498
230,000	BRF SA, 5.75%, due 09/21/50 144A	256,306
347,000	Brighthouse Financial, Inc., 3.70%, due 06/22/27	377,686
115,000	Brightstar Escrow Corp., 9.75%, due 10/15/25 144A	123,194
715,000	Bristol-Myers Squibb Co., 2.25%, due 08/15/21	722,957
55,000	Bristol-Myers Squibb Co., 4.13%, due 06/15/39	70,266
230,000	Bristol-Myers Squibb Co., 4.25%, due 10/26/49(f)	311,598
135,000	Bristol-Myers Squibb Co., 5.00%, due 08/15/45	195,571
87,029	British Airways Pass Through Trust, 4.13%, due 03/20/33 144A	82,869
182,000	British Airways Pass Through Trust, 4.25%, due 05/15/34(f) 144A	195,309
151,000	British Airways Pass Through Trust, Class B, 8.38%, due 11/15/28 144A	167,232
257,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.13%, due 01/15/25	277,657
1,070,000	Broadcom, Inc., 3.15%, due 11/15/25	1,169,693
1,046,000	Broadcom, Inc., 4.11%, due 09/15/28	1,199,079
460,000	Broadcom, Inc., 4.70%, due 04/15/25	527,349
1,544,000	Broadcom, Inc., 4.75%, due 04/15/29	1,842,819
1,139,000	Broadcom, Inc., 5.00%, due 04/15/30	1,386,134
32,000	Builders FirstSource, Inc., 5.00%, due 03/01/30 144A	34,700
63,000	Builders FirstSource, Inc., 6.75%, due 06/01/27 144A	68,415
140,000	C&W Senior Financing DAC, 6.88%, due 09/15/27 144A	151,392
99,000	Cable One, Inc., 4.00%, due 11/15/30 144A	103,022
100,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, due 07/01/25 144A	106,083
509,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15(h)	854,425
451,000	Cantor Fitzgerald, LP, 4.88%, due 05/01/24 144A	502,619
1,595,000	Capital One Financial Corp., 3.30%, due 10/30/24	1,753,097
180,000	Cargill, Inc., 2.13%, due 04/23/30 144A	189,608
1,000,000	Carlyle Holdings Finance LLC, 3.88%, due 02/01/23 144A	1,064,562
160,000	Carrier Global Corp., 2.72%, due 02/15/30	171,377
55,000	Catalent Pharma Solutions, Inc., 5.00%, due 07/15/27 144A	58,181
245,000	Caterpillar, Inc., 2.60%, due 04/09/30(f)	270,404
113,000	CCM Merger, Inc., 6.38%, due 05/01/26 144A	118,933
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29 144A	230,452
124,000	CDW LLC/CDW Finance Corp., 3.25%, due 02/15/29	126,598
450,000	CDW LLC/CDW Finance Corp., 5.50%, due 12/01/24	503,939
279,000	Cemex SAB de CV, 5.20%, due 09/17/30 144A	306,272
210,000	Cemex SAB de CV, 7.38%, due 06/05/27 144A	239,242
240,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	282,156
328,000	Centene Corp., 3.00%, due 10/15/30	348,057
143,000	Centene Corp., 3.38%, due 02/15/30	150,673
103,000	Centene Corp., 4.25%, due 12/15/27	109,418
115,000	Centene Corp., 4.63%, due 12/15/29	127,823
284,000	Centene Corp., 5.38%, due 06/01/26 144A	299,893

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
335,000	CenterPoint Energy, Inc., 3.70%, due 09/01/49	387,272
354,000	CenturyLink, Inc., 4.00%, due 02/15/27 144A	365,990
305,000	CenturyLink, Inc., 4.50%, due 01/15/29 144A	310,909
350,000	CenturyLink, Inc., 6.75%, due 12/01/23	390,469
50,000	Charles River Laboratories International, Inc., 4.25%, due 05/01/28 144A	52,460
880,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, due 04/01/31	931,979
577,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	666,108
5,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, due 07/23/22	5,273
928,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 03/01/50	1,110,252
270,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 05/01/47	337,501
682,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, due 04/01/48	894,406
1,964,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	2,696,258
883,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	1,251,620
336,000	Cheniere Energy Partners, LP, 4.50%, due 10/01/29	355,915
643,000	Chevron Corp., 2.00%, due 05/11/27	682,492
92,000	Choice Hotels International, Inc., 3.70%, due 12/01/29	100,628
158,000	Choice Hotels International, Inc., 3.70%, due 01/15/31	175,284
1,790,000	Cigna Corp., 3.40%, due 03/01/27	2,023,874
660,000	Cigna Corp., 4.38%, due 10/15/28	798,257
295,000	Cigna Corp., 4.80%, due 07/15/46	389,768
245,000	Cigna Corp., 4.90%, due 12/15/48	337,481
185,000	Cimarex Energy Co., 4.38%, due 06/01/24	201,984
330,000	Cimpress Plc, 7.00%, due 06/15/26 144A	348,087
317,000	Cincinnati Bell, Inc., 7.00%, due 07/15/24 144A	330,667
555,000	Citigroup, Inc., 3.20%, due 10/21/26	620,783
2,487,000	Citigroup, Inc., 3.40%, due 05/01/26	2,801,378
625,000	Citigroup, Inc., 3.52% (3 mo. USD LIBOR + 1.15%), due 10/27/28(b)	707,029
310,000	Citigroup, Inc., 3.67% (3 mo. USD LIBOR + 1.39%), due 07/24/28(b)	351,655
1,585,000	Citigroup, Inc., 3.89% (3 mo. USD LIBOR + 1.56%), due 01/10/28(b)	1,817,521
1,400,000	Citigroup, Inc., 4.08% (3 mo. USD LIBOR + 1.19%), due 04/23/29(b)	1,643,093
550,000	Citigroup, Inc., 4.32% (3 mo. USD LIBOR + 4.10%)(b) (g)	548,625
180,000	Citigroup, Inc., 4.40%, due 06/10/25	205,879
440,000	Citigroup, Inc., 4.41% (SOFR + 3.91%), due 03/31/31(b)	533,985
660,000	Citigroup, Inc., 4.60%, due 03/09/26	773,990
174,000	Citigroup, Inc., 4.70% (3 mo. USD LIBOR + 4.48%)(b) (g)	174,266
998,000	Citigroup, Inc., 4.70% (SOFR + 3.23%)(b) (g)	1,027,406
150,000	Citigroup, Inc., 5.50%, due 09/13/25	180,436
426,000	Citigroup, Inc., 6.25% (3 mo. USD LIBOR + 4.52%)(b) (g)	489,669
509,000	Citizens Financial Group, Inc., 3.25%, due 04/30/30	574,503
39,000	Clark Equipment Co., 5.88%, due 06/01/25 144A	41,267
45,000	Clean Harbors, Inc., 4.88%, due 07/15/27 144A	47,025

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
524,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14(h)	741,657
169,000	CNA Financial Corp., 2.05%, due 08/15/30	172,670
245,000	CNAC HK Finbridge Co., Ltd., Reg S, 3.50%, due 07/19/22(i) 144A	247,436
122,000	CNO Financial Group, Inc., 5.25%, due 05/30/25	141,883
428,000	CNO Financial Group, Inc., 5.25%, due 05/30/29	518,461
335,000	CNOOC Finance 2013, Ltd., 2.88%, due 09/30/29	349,360
153,000	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, due 08/15/26 144A	174,108
500,000	Comcast Corp., 2.45%, due 08/15/52	486,277
429,000	Comcast Corp., 3.30%, due 04/01/27	488,357
1,007,000	Comcast Corp., 3.40%, due 04/01/30	1,165,364
2,400,000	Comcast Corp., 3.95%, due 10/15/25	2,759,080
5,000	Comcast Corp., 3.97%, due 11/01/47	6,281
86,000	Comcast Corp., 4.00%, due 11/01/49	108,764
446,000	Comcast Corp., 4.05%, due 11/01/52	572,081
1,184,000	Comcast Corp., 4.15%, due 10/15/28	1,426,211
20,000	Comcast Corp., 6.50%, due 11/15/35	30,983
54,000	Commercial Metals Co., 5.38%, due 07/15/27	56,970
1,419,000	CommonSpirit Health, 2.76%, due 10/01/24	1,521,994
357,000	CommonSpirit Health, 4.19%, due 10/01/49	417,372
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	444,063
940,000	Concho Resources, Inc., 3.75%, due 10/01/27	1,074,964
45,000	Concho Resources, Inc., 4.88%, due 10/01/47	61,051
326,000	Connect Finco SARL/Connect US Finco LLC, 6.75%, due 10/01/26 144A	351,672
65,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	82,834
350,000	Consolidated Edison Co. of New York, Inc., 4.50%, due 12/01/45	454,361
137,000	Constellation Brands, Inc., 2.88%, due 05/01/30	150,424
798,915	Continental Airlines Pass Through Trust, 5.98%, due 10/19/23	808,898
141,000	Continental Resources, Inc., 4.50%, due 04/15/23(f)	145,643
1,185,000	Cooperatieve Rabobank UA, 3.88%, due 09/26/23 144A	1,293,444
451,000	CoStar Group, Inc., 2.80%, due 07/15/30 144A	469,371
212,000	Cox Communications, Inc., 1.80%, due 10/01/30 144A	212,063
292,000	Cox Communications, Inc., 2.95%, due 10/01/50 144A	299,133
1,876,000	Cox Communications, Inc., 3.35%, due 09/15/26 144A	2,110,587
1,750,000	Cox Communications, Inc., 3.50%, due 08/15/27 144A	1,981,258
536,000	Credit Agricole SA, 3.25%, due 01/14/30 144A	588,802
250,000	Credit Agricole SA, 3.75%, due 04/24/23 144A	268,549
225,000	Credit Agricole SA, 7.88% (5 yr. USD swap + 4.90%)(b) (f) (g) 144A	256,354
235,000	Credit Suisse Group AG, 5.25% (5 yr. CMT + 4.89%)(b) (g) 144A	249,100
275,000	Credit Suisse Group AG, 7.50% (5 yr. USD swap + 4.60%)(b) (g) 144A	300,437
500,000	Credit Suisse Group Funding Guernsey, Ltd., 3.45%, due 04/16/21	504,596
125,000	Credito Real SAB de CV SOFOM ER, 9.13% (5 yr. CMT + 7.03%)(b) (g) 144A	120,939
541,000	Crown Castle International Corp. REIT, 2.25%, due 01/15/31	561,939
510,000	Crown Castle International Corp. REIT, 3.30%, due 07/01/30	571,751
492,000	Crown Castle International Corp. REIT, 3.65%, due 09/01/27	556,263
85,000	Crown Castle International Corp. REIT, 4.15%, due 07/01/50	103,690
270,000	CSC Holdings LLC, 3.38%, due 02/15/31 144A	265,275
338,000	CSC Holdings LLC, 5.75%, due 01/15/30 144A	370,957
450,000	CSC Holdings LLC, 6.75%, due 11/15/21	471,094

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
125,000		CSC Holdings LLC, 7.50%, due 04/01/28 144A	140,798
247,000		CSI Compressco, LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25 144A	234,315
226,373		CSI Compressco, LP/CSI Compressco Finance, Inc., 10.00% (10.00% Cash or 7.25% plus 3.50% PIK), due 04/01/26 144A	174,873
72,000		CSI Compressco, LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25 144A	68,302
414,000		CSN Islands XI Corp., 6.75%, due 01/28/28 144A	448,776
254,000		CVS Health Corp., 2.70%, due 08/21/40	257,727
73,000		CVS Health Corp., 3.00%, due 08/15/26	80,877
96,000		CVS Health Corp., 3.70%, due 03/09/23	102,734
318,000		CVS Health Corp., 3.75%, due 04/01/30	370,511
413,000		CVS Health Corp., 4.30%, due 03/25/28	491,756
50,000		CVS Health Corp., 4.78%, due 03/25/38	63,426
432,000		CVS Health Corp., 5.05%, due 03/25/48	586,442
130,000		CVS Health Corp., 5.13%, due 07/20/45	175,295
669,614		CVS Pass-Through Trust, 6.94%, due 01/10/30	801,039
1,777,816		CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	2,186,555
220,000		Cydsa SAB de CV, 6.25%, due 10/04/27 144A	231,882
161,000		CyrusOne, LP/CyrusOne Finance Corp. REIT, 2.15%, due 11/01/30	157,328
328,000		CyrusOne, LP/CyrusOne Finance Corp. REIT, 3.45%, due 11/15/29	353,392
1,135,000		Daimler Finance North America LLC, 2.55%, due 08/15/22 144A	1,174,306
155,000		Daimler Finance North America LLC, 3.50%, due 08/03/25 144A	172,641
45,000		Dave & Buster’s, Inc., 7.63%, due 11/01/25(f) 144A	47,475
311,000		DaVita, Inc., 3.75%, due 02/15/31 144A	316,360
312,000		DaVita, Inc., 4.63%, due 06/01/30 144A	331,305
226,000		DCP Midstream Operating, LP, 5.85% (3 mo. USD LIBOR + 3.85%), due 05/21/43(b) 144A	195,331
77,000		Dealer Tire LLC/DT Issuer LLC, 8.00%, due 02/01/28 144A	81,268
536,000		Dell International LLC/EMC Corp., 4.90%, due 10/01/26 144A	633,401
524,000		Dell International LLC/EMC Corp., 5.30%, due 10/01/29 144A	642,850
162,000		Dell International LLC/EMC Corp., 5.85%, due 07/15/25 144A	194,688
368,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46 144A	557,440
1,404,709		Delta Air Lines Pass Through Trust, 2.00%, due 12/10/29	1,407,454
696,380		Delta Air Lines Pass Through Trust, 6.82%, due 02/10/24	714,165
570,000		Delta Air Lines, Inc., 2.90%, due 10/28/24	562,782
268,000		Delta Air Lines, Inc., 3.80%, due 04/19/23	275,322
315,000		Delta Air Lines, Inc., 4.38%, due 04/19/28	317,231
86,000		Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, due 10/20/25 144A	91,966
300,000		Deutsche Bank AG, 5.00%, due 02/14/22	313,761
375,000		Deutsche Bank AG, (MTN), 3.38%, due 05/12/21	378,393
305,000	EUR	DH Europe Finance II SARL, 1.35%, due 09/18/39	402,542
560,000		Diageo Capital Plc, 2.13%, due 04/29/32	592,442
865,000		Diamondback Energy, Inc., 3.25%, due 12/01/26	924,763
1,494,000		Digital Realty Trust, LP REIT, 3.70%, due 08/15/27	1,718,157
517,000		Discover Financial Services, 3.95%, due 11/06/24(f)	574,677
103,000		Discover Financial Services, 4.10%, due 02/09/27	118,758
268,000		Dollar General Corp., 3.50%, due 04/03/30	308,138
749,000		Dollar Tree, Inc., 4.20%, due 05/15/28	891,996
854,000		Dominion Energy, Inc., 2.72%, due 08/15/21(d)	864,748
115,000		Dominion Energy, Inc., 2.85%, due 08/15/26	126,876

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
271,000	Dominion Energy, Inc., 3.38%, due 04/01/30	309,058
186,000	DPL, Inc., 4.13%, due 07/01/25 144A	201,033
850,000	DTE Electric Co., 2.25%, due 03/01/30(f)	912,973
411,000	Duke Energy Carolinas LLC, 3.95%, due 03/15/48	516,616
1,839,000	Duke Energy Corp., 3.55%, due 09/15/21	1,865,360
420,000	Duke Energy Florida LLC, 3.40%, due 10/01/46	481,268
195,000	Duke Energy Progress LLC, 3.70%, due 10/15/46	236,310
490,000	Duke University, 2.83%, due 10/01/55	531,957
481,000	eBay, Inc., 2.70%, due 03/11/30	518,256
138,000	Edgewell Personal Care Co., 5.50%, due 06/01/28 144A	148,500
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32(f)	267,890
42,000	Embraer Netherlands Finance BV, 5.05%, due 06/15/25	44,583
250,000	Embraer Overseas, Ltd., 5.70%, due 09/16/23 144A	266,877
416,000	Emera US Finance, LP, 3.55%, due 06/15/26	467,860
338,000	Enbridge, Inc., 5.50% (3 mo. USD LIBOR + 3.42%), due 07/15/77(b)	347,004
385,000	Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(b)	434,232
332,000	Enbridge, Inc., 6.25% (3 mo. USD LIBOR + 3.64%), due 03/01/78(b)	363,679
148,000	Encompass Health Corp., 4.50%, due 02/01/28	154,910
126,000	Encompass Health Corp., 4.63%, due 04/01/31	134,978
450,000	Enel Finance International NV, 4.63%, due 09/14/25 144A	524,292
70,000	Energy Transfer Operating, LP, 4.20%, due 04/15/27	77,255
358,000	Energy Transfer Operating, LP, 4.25%, due 03/15/23	380,789
360,000	Energy Transfer Operating, LP, 5.15%, due 03/15/45	391,501
900,000	Energy Transfer Operating, LP, 5.50%, due 06/01/27	1,060,708
298,000	Energy Transfer Operating, LP, 5.88%, due 01/15/24	335,195
340,000	Energy Transfer Operating, LP, 6.25%, due 04/15/49	411,843
227,000	Enova International, Inc., 8.50%, due 09/15/25 144A	221,325
639,000	Enterprise Products Operating LLC, 5.25% (3 mo. USD LIBOR + 3.03%), due 08/16/77(b)	648,977
373,000	Equinix, Inc. REIT, 1.55%, due 03/15/28	379,667
135,000	Equinix, Inc. REIT, 1.80%, due 07/15/27	139,177
499,000	Equinix, Inc. REIT, 3.20%, due 11/18/29	548,825
214,000	Equinix, Inc. REIT, 5.38%, due 05/15/27	233,335
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49* (j) (k) 144A	—
450,000	ESH Hospitality, Inc. REIT, 5.25%, due 05/01/25 144A	461,914
460,000	Essential Utilities, Inc., 2.70%, due 04/15/30	499,686
1,320,000	Eversource Energy, 2.90%, due 10/01/24	1,426,002
285,000	Exelon Corp., 4.70%, due 04/15/50	380,306
1,128,000	Exelon Corp., 5.10%, due 06/15/45	1,532,887
389,000	Expedia Group, Inc., 3.25%, due 02/15/30	405,316
628,000	Expedia Group, Inc., 3.80%, due 02/15/28	674,964
565,000	Expedia Group, Inc., 5.00%, due 02/15/26	633,394
995,000	FedEx Corp., 4.05%, due 02/15/48	1,204,780
715,000	Ferguson Finance Plc, 4.50%, due 10/24/28 144A	858,030
219,000	Fifth Third Bancorp, 5.10% (3 mo. USD LIBOR + 3.03%)(b) (g)	222,756
135,000	First Quantum Minerals, Ltd., 6.88%, due 03/01/26 144A	140,991
200,000	First Quantum Minerals, Ltd., 7.50%, due 04/01/25 144A	208,500
194,000	FirstEnergy Corp., 2.65%, due 03/01/30	194,923
1,260,000	Fiserv, Inc., 3.50%, due 07/01/29	1,441,348

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
200,000	Flowserve Corp., 3.50%, due 10/01/30	213,661
915,000	Ford Motor Credit Co. LLC, 3.35%, due 11/01/22	932,257
356,000	Ford Motor Credit Co. LLC, 4.13%, due 08/17/27	373,355
1,049,000	Ford Motor Credit Co. LLC, 4.13%, due 08/04/25	1,102,106
565,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	629,947
202,000	Freedom Mortgage Corp., 8.13%, due 11/15/24 144A	211,341
72,000	Freedom Mortgage Corp., 8.25%, due 04/15/25 144A	75,420
534,000	Fresenius Medical Care US Finance III, Inc., 2.38%, due 02/16/31 144A	543,446
46,000	Frontier Communications Corp., 5.88%, due 10/15/27 144A	49,824
428,000	FS Luxembourg SARL, 10.00%, due 12/15/25 144A	464,059
61,000	Gartner, Inc., 3.75%, due 10/01/30 144A	64,356
71,000	Gartner, Inc., 4.50%, due 07/01/28 144A	74,994
143,000	GCI LLC, 4.75%, due 10/15/28 144A	152,785
1,162,000	GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	1,388,464
820,000	General Dynamics Corp., 4.25%, due 04/01/50	1,120,555
436,000	General Electric Co., 4.25%, due 05/01/40	516,136
563,000	General Electric Co., (MTN), 5.55%, due 01/05/26	682,504
175,000	General Motors Co., 5.40%, due 04/01/48	220,725
160,000	General Motors Financial Co., Inc., 1.08% (3 mo. USD LIBOR + 0.85%), due 04/09/21(b)	160,102
605,000	General Motors Financial Co., Inc., 2.90%, due 02/26/25	646,714
120,000	General Motors Financial Co., Inc., 3.55%, due 04/09/21	120,932
775,000	General Motors Financial Co., Inc., 3.60%, due 06/21/30	865,139
1,199,000	General Motors Financial Co., Inc., 4.15%, due 06/19/23	1,290,350
370,000	General Motors Financial Co., Inc., 4.30%, due 07/13/25	415,064
535,000	General Motors Financial Co., Inc., 5.10%, due 01/17/24	599,023
313,000	General Motors Financial Co., Inc., 5.20%, due 03/20/23	343,346
821,000	Georgia-Pacific LLC, 2.30%, due 04/30/30 144A	878,869
286,000	GFL Environmental, Inc., 3.50%, due 09/01/28 144A	291,541
402,000	Gilead Sciences, Inc., 2.80%, due 10/01/50	400,560
325,000	Globo Comunicacao e Participacoes SA, 4.88%, due 01/22/30 144A	347,753
515,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 5.38%, due 04/15/26	592,016
161,000	Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, due 05/01/24 144A	172,691
1,200,000	Goldman Sachs Group, Inc. (The), 3.27% (3 mo. USD LIBOR + 1.20%), due 09/29/25(b)	1,315,209
140,000	Goldman Sachs Group, Inc. (The), 3.50%, due 01/23/25	154,651
560,000	Goldman Sachs Group, Inc. (The), 3.69% (3 mo. USD LIBOR + 1.51%), due 06/05/28(b)	645,507
85,000	Goldman Sachs Group, Inc. (The), 3.75%, due 02/25/26	96,621
1,131,000	Goldman Sachs Group, Inc. (The), 3.80%, due 03/15/30	1,331,828
320,000	Goldman Sachs Group, Inc. (The), 3.81% (3 mo. USD LIBOR + 1.16%), due 04/23/29(b)	370,614
1,101,000	Goldman Sachs Group, Inc. (The), 3.85%, due 01/26/27	1,257,040
465,000	Goldman Sachs Group, Inc. (The), 4.13% (3 mo. USD LIBOR + 3.92%)(b) (g)	465,223
125,000	Goldman Sachs Group, Inc. (The), 5.30% (3 mo. USD LIBOR + 3.83%)(b) (g)	136,840
1,850,000	Goldman Sachs Group, Inc. (The), 5.75%, due 01/24/22	1,955,746
20,000	Graham Packaging Co., Inc., 7.13%, due 08/15/28 144A	22,138
220,000	Graphic Packaging International LLC, 3.50%, due 03/01/29 144A	225,362
175,000	Greenko Dutch BV, 4.88%, due 07/24/22 144A	177,187

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
14,000	Group 1 Automotive, Inc., 4.00%, due 08/15/28 144A	14,448
262,000	H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	265,131
104,000	Hanesbrands, Inc., 5.38%, due 05/15/25 144A	110,164
73,000	Harsco Corp., 5.75%, due 07/31/27 144A	77,334
209,000	HCA, Inc., 4.13%, due 06/15/29	242,714
333,000	HCA, Inc., 5.25%, due 04/15/25	389,066
227,000	HCA, Inc., 5.25%, due 06/15/26	268,953
50,000	HCA, Inc., 5.38%, due 02/01/25	56,301
150,000	HCA, Inc., 5.88%, due 02/01/29	180,778
620,000	Healthpeak Properties, Inc. REIT, 4.25%, due 11/15/23	679,223
84,000	Hillenbrand, Inc., 5.75%, due 06/15/25	90,878
139,000	Hilton Domestic Operating Co., Inc., 4.00%, due 05/01/31 144A	146,921
236,000	Hilton Domestic Operating Co., Inc., 4.88%, due 01/15/30	258,272
77,000	Hilton Domestic Operating Co., Inc., 5.75%, due 05/01/28 144A	83,882
777,000	Home Depot, Inc. (The), 3.30%, due 04/15/40	917,756
375,000	Host Hotels & Resorts, LP REIT, 3.38%, due 12/15/29	385,991
277,000	Host Hotels & Resorts, LP REIT, 3.50%, due 09/15/30	292,420
170,000	Host Hotels & Resorts, LP REIT, 4.50%, due 02/01/26	186,403
319,000	Howmet Aerospace, Inc., 5.13%, due 10/01/24	351,564
260,000	HSBC Holdings Plc, 6.88% (5 yr. USD ICE swap + 5.51%)(b) (g)	265,200
85,000	Huntington Ingalls Industries, Inc., 3.84%, due 05/01/25 144A	94,732
383,000	Huntington Ingalls Industries, Inc., 4.20%, due 05/01/30 144A	454,737
224,000	Husky Energy, Inc., 3.95%, due 04/15/22	230,877
170,000	Hyundai Capital America, 1.80%, due 10/15/25 144A	174,491
170,000	Hyundai Capital America, 2.38%, due 10/15/27 144A	178,514
1,668,000	Hyundai Capital America, 5.75%, due 04/06/23 144A	1,848,369
298,000	IHS Markit, Ltd., 4.00%, due 03/01/26 144A	342,079
125,000	IHS Markit, Ltd., 4.75%, due 02/15/25 144A	143,606
202,000	IHS Markit, Ltd., 4.75%, due 08/01/28	249,148
126,000	Infor, Inc., 1.75%, due 07/15/25 144A	131,021
480,000	Infraestructura Energetica Nova SAB de CV, 4.75%, due 01/15/51 144A	526,800
200,000	Instituto Costarricense de Electricidad, 6.38%, due 05/15/43 144A	162,252
170,000	International Game Technology Plc, 6.50%, due 02/15/25 144A	190,488
80,000	IPALCO Enterprises, Inc., 4.25%, due 05/01/30 144A	92,709
200,000	Israel Electric Corp., Ltd., 6.88%, due 06/21/23 144A	227,482
194,000	J2 Global, Inc., 4.63%, due 10/15/30 144A	205,034
217,000	Jacobs Entertainment, Inc., 7.88%, due 02/01/24 144A	222,945
107,000	JB Poindexter & Co., Inc., 7.13%, due 04/15/26 144A	113,420
385,000	JBS Investments II GmbH, 5.75%, due 01/15/28 144A	412,676
500,000	Jefferies Group LLC, 5.13%, due 01/20/23	546,539
300,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, due 01/23/30	350,345
446,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, due 01/15/27	522,404
297,697	JetBlue Pass Through Trust, Class A, 2.75%, due 11/15/33	298,935
900,000	Johnson & Johnson, 2.10%, due 09/01/40	909,730
243,000	Johnson Controls International Plc/Tyco Fire & Security Finance SCA, 1.75%, due 09/15/30	248,253
532,000	JPMorgan Chase & Co., 2.52% (SOFR + 2.04%), due 04/22/31(b)	572,541
624,000	JPMorgan Chase & Co., 2.95%, due 10/01/26	692,646
505,000	JPMorgan Chase & Co., 2.96% (SOFR + 2.52%), due 05/13/31(b)	554,462

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
3,605,000	JPMorgan Chase & Co., 3.78% (3 mo. USD LIBOR + 1.34%), due 02/01/28(b)	4,145,748
475,000	JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR + 1.25%), due 01/29/27(b)	546,198
625,000	JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR + 1.38%), due 11/15/48(b)	787,977
585,000	JPMorgan Chase & Co., 4.00% (SOFR + 2.75%)(b) (f) (g)	594,872
340,000	JPMorgan Chase & Co., 4.01% (3 mo. USD LIBOR + 1.12%), due 04/23/29(b)	399,559
555,000	JPMorgan Chase & Co., 4.01% (3 mo. USD LIBOR + 3.80%)(b) (g)	553,293
2,450,000	JPMorgan Chase & Co., 4.20% (3 mo. USD LIBOR + 1.26%), due 07/23/29(b)	2,932,094
1,207,000	JPMorgan Chase & Co., 4.49% (SOFR + 3.79%), due 03/24/31(b)	1,487,072
314,000	JPMorgan Chase & Co., 4.60% (SOFR + 3.13%)(b) (g)	324,597
180,000	JPMorgan Chase & Co., 5.00% (SOFR + 3.38%)(b) (g)	189,520
538,000	JPMorgan Chase & Co., 6.75% (3 mo. USD LIBOR + 3.78%)(b) (g)	604,183
107,000	JW Aluminum Continuous Cast Co., 10.25%, due 06/01/26 144A	113,801
200,000	KazMunayGas National Co. JSC, 4.75%, due 04/24/25 144A	228,500
140,000	Ken Garff Automotive LLC, 4.88%, due 09/15/28 144A	145,863
133,000	Keurig Dr Pepper, Inc., 3.20%, due 05/01/30	150,826
160,000	Kinder Morgan Energy Partners, LP, 7.75%, due 03/15/32	226,587
1,240,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43 144A	1,641,090
540,000	KKR Group Finance Co. VII LLC, 3.63%, due 02/25/50 144A	603,811
226,000	KLA Corp., 4.10%, due 03/15/29	271,040
360,000	Kraft Heinz Foods Co., 3.00%, due 06/01/26	376,207
27,000	Kraft Heinz Foods Co., 3.88%, due 05/15/27 144A	29,129
258,000	Kraft Heinz Foods Co., 4.38%, due 06/01/46	279,575
120,000	Kraft Heinz Foods Co., 4.88%, due 10/01/49 144A	140,223
115,000	Kraft Heinz Foods Co., 5.20%, due 07/15/45	136,941
189,000	Kraft Heinz Foods Co., 5.50%, due 06/01/50 144A	239,048
129,000	Kratos Defense & Security Solutions, Inc., 6.50%, due 11/30/25 144A	135,759
225,000	Kroger Co. (The), 2.20%, due 05/01/30(f)	236,728
150,000	L Brands, Inc., 5.63%, due 10/15/23	161,906
510,000	Laboratory Corp. of America Holdings, 2.95%, due 12/01/29	564,366
47,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 5.25%, due 03/15/22 144A	47,323
397,000	Lam Research Corp., 2.88%, due 06/15/50(f)	429,061
323,000	Lam Research Corp., 3.75%, due 03/15/26	369,458
281,000	Lam Research Corp., 4.88%, due 03/15/49	406,881
201,000	Lazard Group LLC, 4.38%, due 03/11/29	235,862
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%(g) (j) (l)	165
890,000	Lehman Brothers Holdings, Inc., 6.50%, due 07/19/17(j) (l)	312
270,000	Lehman Brothers Holdings, Inc., (MTN), 6.75%, due 12/28/17(j) (l)	95
279,000	Level 3 Financing, Inc., 3.40%, due 03/01/27 144A	304,371
475,000	Level 3 Financing, Inc., 5.38%, due 01/15/24	480,436
189,000	Levi Strauss & Co., 5.00%, due 05/01/25	193,961
354,000	Leviathan Bond, Ltd., Reg S, 6.50%, due 06/30/27(i) 144A	400,020
69,000	Leviathan Bond, Ltd., Reg S, 6.75%, due 06/30/30(i) 144A	78,833
530,000	Liberty Mutual Group, Inc., 3.95%, due 10/15/50 144A	637,019
254,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	276,560
2,679,000	Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	3,296,354
903,000	Lincoln National Corp., 3.40%, due 01/15/31	1,036,957
242,000	Lions Gate Capital Holdings LLC, 5.88%, due 11/01/24 144A	246,512
16,000	Lions Gate Capital Holdings LLC, 6.38%, due 02/01/24 144A	16,450

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
145,000	Liquid Telecommunications Financing Plc, 8.50%, due 07/13/22 144A	148,545
1,150,000	Lloyds Banking Group Plc, 2.44% (1 yr. CMT + 1.00%), due 02/05/26(b)	1,215,640
824,000	Lloyds Banking Group Plc, 4.45%, due 05/08/25	945,363
321,000	Lloyds Banking Group Plc, 7.50% (5 yr. USD swap + 4.76%)(b) (g)	362,730
712,000	Lockheed Martin Corp., 2.80%, due 06/15/50	772,134
713,000	Lockheed Martin Corp., 4.70%, due 05/15/46	1,006,643
160,000	LogMeIn, Inc., 5.50%, due 09/01/27 144A	167,800
212,000	Lowe’s Cos., Inc., 5.00%, due 04/15/40	287,788
304,000	Lowe’s Cos., Inc., 5.13%, due 04/15/50(f)	458,601
284,000	LSC Communications, Inc., 8.75%, due 10/15/23(m) (l)	32,660
380,000	LYB International Finance III LLC, 4.20%, due 05/01/50	444,392
185,000	M&T Bank Corp., 5.13% (3 mo. USD LIBOR + 3.52%)(b) (g)	201,419
280,000	Macquarie Bank, Ltd., 3.62%, due 06/03/30 144A	307,150
270,000	Macquarie Bank, Ltd., 4.88%, due 06/10/25 144A	306,684
1,484,000	Macquarie Group, Ltd., 4.15% (3 mo. USD LIBOR + 1.33%), due 03/27/24(b) 144A	1,595,764
106,000	Macy’s, Inc., 8.38%, due 06/15/25(f) 144A	117,866
325,000	Magellan Midstream Partners, LP, 3.25%, due 06/01/30	367,697
55,000	Magellan Midstream Partners, LP, 4.25%, due 09/15/46	63,555
200,000	Magellan Midstream Partners, LP, 5.15%, due 10/15/43	257,629
127,000	Magna International, Inc., 2.45%, due 06/15/30	136,782
115,000	Markel Corp., 4.15%, due 09/17/50	146,141
134,000	Marriott International, Inc., 3.13%, due 06/15/26	143,076
335,000	Marriott International, Inc., 3.50%, due 10/15/32	367,228
201,000	Marriott International, Inc., 4.63%, due 06/15/30	236,140
400,000	Martin Marietta Materials, Inc., 2.50%, due 03/15/30	426,700
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24	256,708
445,000	Marvell Technology Group, Ltd., 4.88%, due 06/22/28	526,297
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14(h)	703,752
605,000	Massachusetts Mutual Life Insurance Co., 3.38%, due 04/15/50 144A	662,800
164,000	MasTec, Inc., 4.50%, due 08/15/28 144A	172,405
258,000	Mastercard, Inc., 3.85%, due 03/26/50	333,947
162,000	Match Group Holdings II LLC, 4.13%, due 08/01/30 144A	168,759
46,000	Mauser Packaging Solutions Holding Co., 8.50%, due 04/15/24 144A	47,840
801,000	McDonald’s Corp., (MTN), 3.50%, due 07/01/27	919,910
418,000	MDC Partners, Inc., 6.50%, due 05/01/24 144A	424,379
275,000	MEDNAX, Inc., 5.25%, due 12/01/23 144A	278,520
206,000	MEDNAX, Inc., 6.25%, due 01/15/27 144A	221,188
398,000	Meredith Corp., 6.88%, due 02/01/26(f)	388,796
198,000	Methanex Corp., 4.25%, due 12/01/24	209,197
85,000	Methanex Corp., 5.25%, due 12/15/29	92,276
355,000	MetLife, Inc., 6.40%, due 12/15/66	460,160
200,000	Mexico City Airport Trust, 5.50%, due 07/31/47 144A	211,150
165,000	MGM Growth Properties Operating Partnership, LP/MGP Finance Co-Issuer, Inc. REIT, 3.88%, due 02/15/29 144A	169,022
338,000	MGM Resorts International, 4.75%, due 10/15/28	362,926
67,000	Michaels Stores, Inc., 4.75%, due 10/01/27(f) 144A	68,776
756,000	Microchip Technology, Inc., 4.33%, due 06/01/23	818,928
860,000	Micron Technology, Inc., 4.19%, due 02/15/27	1,007,735
155,000	Micron Technology, Inc., 4.98%, due 02/06/26	183,369

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
775,000	Micron Technology, Inc., 5.33%, due 02/06/29	970,669
288,000	Microsoft Corp., 2.53%, due 06/01/50	304,338
295,000	Microsoft Corp., 2.68%, due 06/01/60	321,279
174,000	Midwest Connector Capital Co. LLC, 3.63%, due 04/01/22(f) 144A	177,108
398,000	Midwest Connector Capital Co. LLC, 3.90%, due 04/01/24 144A	408,373
950,000	Moody’s Corp., 3.25%, due 05/20/50	1,059,518
895,000	Morgan Stanley, 2.19% (SOFR + 1.99%), due 04/28/26(b)	946,118
945,000	Morgan Stanley, 3.59% (3 mo. USD LIBOR + 1.34%), due 07/22/28(b)	1,079,858
325,000	Morgan Stanley, 3.85% (3 mo. USD LIBOR + 3.61%)(b) (g)	322,669
921,000	Morgan Stanley, 3.88%, due 04/29/24	1,020,782
785,000	Morgan Stanley, (MTN), 2.70% (SOFR + 1.14%), due 01/22/31(b)	855,707
1,301,000	Morgan Stanley, (MTN), 3.13%, due 07/27/26	1,455,338
1,311,000	Morgan Stanley, (MTN), 3.62% (SOFR + 3.12%), due 04/01/31(b)	1,526,045
620,000	Morgan Stanley, (MTN), 3.77% (3 mo. USD LIBOR + 1.14%), due 01/24/29(b)	719,209
230,000	Morgan Stanley, (MTN), 3.88%, due 01/27/26	263,950
1,000,000	Morgan Stanley, (MTN), 4.35%, due 09/08/26	1,179,894
411,000	Motorola Solutions, Inc., 2.30%, due 11/15/30	419,486
595,000	Motorola Solutions, Inc., 4.60%, due 02/23/28	718,258
109,000	Motorola Solutions, Inc., 4.60%, due 05/23/29	130,674
263,000	MPLX, LP, 4.00%, due 03/15/28	302,784
87,000	MPLX, LP, 4.13%, due 03/01/27(f)	100,420
86,000	MPLX, LP, 4.25%, due 12/01/27	101,128
250,000	MPLX, LP, 4.50%, due 04/15/38	286,300
25,000	MPLX, LP, 5.20%, due 03/01/47	30,481
160,000	MPLX, LP, 5.25%, due 01/15/25	164,201
813,000	MPLX, LP, 6.88% (3 mo. USD LIBOR + 4.65%)(b) (f) (g)	786,577
300,000	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 3.50%, due 03/15/31	310,312
145,000	MTN Mauritius Investment, Ltd., 4.76%, due 11/11/24(f) 144A	153,453
435,000	Mylan, Inc., 5.20%, due 04/15/48	568,124
450,000	Mylan, Inc., 5.40%, due 11/29/43	600,678
110,000	National CineMedia LLC, 5.88%, due 04/15/28 144A	93,500
141,000	Nationstar Mortgage Holdings, Inc., 5.13%, due 12/15/30 144A	147,552
158,000	Nationstar Mortgage Holdings, Inc., 5.50%, due 08/15/28 144A	166,196
62,000	Nationstar Mortgage Holdings, Inc., 6.00%, due 01/15/27 144A	65,904
323,000	Natura Cosmeticos SA, 5.38%, due 02/01/23(f) 144A	331,401
926,000	Natwest Group Plc, 3.88%, due 09/12/23	1,005,262
210,000	Natwest Group Plc, 4.45% (3 mo. USD LIBOR + 1.87%), due 05/08/30(b)	250,360
430,000	Natwest Group Plc, 6.00% (5 yr. CMT + 5.63%)(b) (f) (g)	472,084
643,000	Natwest Group Plc, 8.63% (5 yr. USD swap + 7.60%)(b) (g)	668,804
200,000	NBM US Holdings, Inc., 6.63%, due 08/06/29 144A	229,771
630,000	Netflix, Inc., 4.88%, due 04/15/28	711,478
229,000	Netflix, Inc., 4.88%, due 06/15/30 144A	263,779
59,000	Netflix, Inc., 5.38%, due 11/15/29 144A	69,620
425,000	Netflix, Inc., 5.88%, due 11/15/28	510,227
226,000	New York Life Insurance Co., 3.75%, due 05/15/50 144A	271,106
100,000	Newfield Exploration Co., 5.38%, due 01/01/26	107,405
435,000	Newmont Corp., 2.25%, due 10/01/30	458,590
150,000	Newmont Corp., 2.80%, due 10/01/29	164,049
265,000	Newmont Corp., 3.63%, due 06/09/21	267,413

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
905,000	NextEra Energy Capital Holdings, Inc., 2.25%, due 06/01/30	949,995
638,000	NextEra Energy Capital Holdings, Inc., 3.55%, due 05/01/27	727,431
207,000	NextEra Energy Operating Partners, LP, 3.88%, due 10/15/26 144A	221,361
75,000	NextEra Energy Operating Partners, LP, 4.50%, due 09/15/27 144A	84,133
220,000	Nippon Life Insurance Co., 5.10% (5 yr. USD ICE swap + 3.65%), due 10/16/44(b) 144A	247,334
670,000	NiSource, Inc., 3.49%, due 05/15/27	760,789
173,000	NiSource, Inc., 3.60%, due 05/01/30	200,506
195,000	Nissan Motor Acceptance Corp., 3.45%, due 03/15/23 144A	203,672
43,000	Nordstrom, Inc., 8.75%, due 05/15/25 144A	48,216
970,000	Norfolk Southern Corp., 4.84%, due 10/01/41	1,327,735
195,000	Northern States Power Co., 3.60%, due 09/15/47	241,138
880,000	Northern Trust Corp., 1.95%, due 05/01/30	918,401
392,000	Northrop Grumman Corp., 5.25%, due 05/01/50	584,755
300,000	NOVA Chemicals Corp., 4.88%, due 06/01/24 144A	312,937
298,000	NRG Energy, Inc., 2.45%, due 12/02/27 144A	313,937
50,000	NRG Energy, Inc., 3.38%, due 02/15/29 144A	51,284
139,000	NRG Energy, Inc., 3.63%, due 02/15/31 144A	143,264
160,000	NRG Energy, Inc., 3.75%, due 06/15/24 144A	175,331
315,000	Nutrien, Ltd., 4.90%, due 06/01/43	404,429
129,000	Nutrition & Biosciences, Inc., 1.83%, due 10/15/27 144A	133,038
258,000	Nutrition & Biosciences, Inc., 2.30%, due 11/01/30 144A	265,974
349,000	NVIDIA Corp., 2.85%, due 04/01/30	392,917
815,000	NXP BV/NXP Funding LLC, 4.63%, due 06/01/23 144A	891,314
921,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, due 05/01/25 144A	992,071
130,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, due 05/01/30 144A	147,713
517,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.88%, due 06/18/26 144A	592,890
4,349,000	Occidental Petroleum Corp., 7.08%, due 10/10/36(n)	2,016,849
510,000	ONE Gas, Inc., 2.00%, due 05/15/30	532,634
655,000	ONEOK, Inc., 3.10%, due 03/15/30	698,857
390,000	ONEOK, Inc., 4.45%, due 09/01/49	410,877
200,000	ONEOK, Inc., 4.95%, due 07/13/47	223,797
200,000	Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, due 02/11/25 144A	208,875
1,542,000	Oracle Corp., 2.50%, due 04/01/25	1,658,593
754,000	Oracle Corp., 2.95%, due 04/01/30	843,748
265,000	Ovintiv, Inc., 6.50%, due 08/15/34	307,168
321,000	Owens Corning, 3.95%, due 08/15/29	370,605
350,000	Owens Corning, 4.30%, due 07/15/47	422,092
146,000	Owens-Brockway Glass Container, Inc., 6.63%, due 05/13/27 144A	158,319
211,000	Oztel Holdings SPC, Ltd., 6.63%, due 04/24/28 144A	227,264
265,000	PacifiCorp, 2.70%, due 09/15/30	292,099
110,000	PacifiCorp, 3.30%, due 03/15/51	126,806
582,000	PayPal Holdings, Inc., 2.85%, due 10/01/29	647,717
205,000	PECO Energy Co., 3.70%, due 09/15/47	251,963
580,000	Pennsylvania Electric Co., 3.60%, due 06/01/29 144A	636,169
2,450,000	Penske Truck Leasing Co., LP/PTL Finance Corp., 3.90%, due 02/01/24 144A	2,676,854
525,000	PepsiCo, Inc., 3.63%, due 03/19/50	668,107
975,000	Petrobras Global Finance BV, 5.09%, due 01/15/30	1,090,781
185,000	Petrobras Global Finance BV, 5.75%, due 02/01/29	215,941

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
408,000	Petrobras Global Finance BV, 6.90%, due 03/19/49	518,160
25,000	Petroleos Mexicanos, 5.50%, due 01/21/21	25,100
76,000	Petroleos Mexicanos, 6.35%, due 02/12/48	69,027
270,000	Petroleos Mexicanos, 6.50%, due 03/13/27	284,834
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	238,552
403,000	Petroleos Mexicanos, 6.75%, due 09/21/47	378,459
380,000	Petroleos Mexicanos, 6.88%, due 08/04/26	415,720
115,000	Petroleos Mexicanos, 7.69%, due 01/23/50	116,150
1,067,000	Pfizer, Inc., 2.55%, due 05/28/40	1,142,229
1,006,000	Phillips 66 Partners, LP, 3.61%, due 02/15/25	1,088,417
774,000	Phillips 66 Partners, LP, 3.75%, due 03/01/28	840,737
31,000	Picasso Finance Sub, Inc., 6.13%, due 06/15/25 144A	33,215
145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29	166,691
855,000	Plains All American Pipeline, LP/PAA Finance Corp., 3.55%, due 12/15/29	896,435
65,000	Plains All American Pipeline, LP/PAA Finance Corp., 4.70%, due 06/15/44	67,638
50,000	Plains All American Pipeline, LP/PAA Finance Corp., 5.15%, due 06/01/42	53,849
63,000	PNC Financial Services Group, Inc. (The), 3.15%, due 05/19/27	70,473
215,000	PNC Financial Services Group, Inc. (The), 4.85% (3 mo. USD LIBOR + 3.04%)(b) (g)	224,534
479,000	PNC Financial Services Group, Inc. (The), 6.75% (3 mo. USD LIBOR + 3.68%)(b) (g)	492,053
166,000	Post Holdings, Inc., 5.50%, due 12/15/29 144A	181,359
540,000	PPL Capital Funding, Inc., 5.00%, due 03/15/44	699,189
51,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, due 08/31/27 144A	50,681
136,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28 144A	146,200
265,000	Prosus NV, 5.50%, due 07/21/25 144A	305,240
90,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	98,369
726,000	Prudential Financial, Inc., 5.88% (3 mo. USD LIBOR + 4.18%), due 09/15/42(b)	780,336
48,000	PTC, Inc., 4.00%, due 02/15/28 144A	50,400
195,000	Public Service Electric & Gas Co., (MTN), 2.70%, due 05/01/50	206,752
445,000	Public Service Electric & Gas Co., (MTN), 3.00%, due 05/15/27	495,706
315,000	Public Service Electric & Gas Co., (MTN), 3.20%, due 05/15/29	359,729
1,700,000	Public Service Enterprise Group, Inc., 2.88%, due 06/15/24	1,832,155
161,000	Qorvo, Inc., 3.38%, due 04/01/31 144A	166,434
350,000	QVC, Inc., 4.38%, due 03/15/23	367,937
130,000	QVC, Inc., 5.45%, due 08/15/34	135,525
130,000	Radian Group, Inc., 4.50%, due 10/01/24	137,475
191,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, due 09/15/28 144A	201,624
128,000	Raymond James Financial, Inc., 4.65%, due 04/01/30	157,249
330,000	Realty Income Corp. REIT, 3.25%, due 01/15/31	374,730
330,000	Rede D’or Finance SARL, 4.50%, due 01/22/30 144A	344,685
62,000	Refinitiv US Holdings, Inc., 8.25%, due 11/15/26 144A	67,735
905,000	Regions Financial Corp., 2.25%, due 05/18/25	960,716
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29 144A	205,882
299,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 4.00%, due 10/15/27 144A	306,849
405,000	Roper Technologies, Inc., 1.40%, due 09/15/27	410,395
170,000	Royalty Pharma Plc, 1.75%, due 09/02/27 144A	175,139
1,200,000	Ryder System, Inc., (MTN), 3.75%, due 06/09/23	1,292,021

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
189,000	Sabine Pass Liquefaction LLC, 4.20%, due 03/15/28	216,843
219,000	Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	258,411
518,000	Sabine Pass Liquefaction LLC, 5.88%, due 06/30/26	626,731
110,000	Sabra Health Care LP, REIT, 4.80%, due 06/01/24	118,104
89,000	Sabre GLBL, Inc., 7.38%, due 09/01/25 144A	96,699
320,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25	329,280
290,000	San Diego Gas & Electric Co., 4.15%, due 05/15/48	365,947
717,000	Santander Holdings USA, Inc., 3.24%, due 10/05/26	779,676
217,000	Santander Holdings USA, Inc., 3.40%, due 01/18/23	227,998
651,000	Santander Holdings USA, Inc., 3.45%, due 06/02/25	711,679
677,000	Santander Holdings USA, Inc., 3.50%, due 06/07/24	731,721
128,000	Santander Holdings USA, Inc., 4.40%, due 07/13/27	146,366
200,000	SASOL Financing USA LLC, 5.88%, due 03/27/24	213,050
200,000	SASOL Financing USA LLC, 6.50%, due 09/27/28(f)	217,600
797,000	SBA Communications Corp. REIT, 3.88%, due 02/15/27(j) 144A	838,085
322,000	SBA Tower Trust REIT, 2.84%, due 01/15/25 144A	343,603
408,000	Seagate HDD Cayman, 4.09%, due 06/01/29 144A	437,835
405,000	Seagate HDD Cayman, 4.13%, due 01/15/31 144A	432,591
193,000	Select Medical Corp., 6.25%, due 08/15/26 144A	208,143
115,000	Sensata Technologies, Inc., 3.75%, due 02/15/31 144A	119,350
122,000	Service Corp. International, 3.38%, due 08/15/30	127,134
415,000	ServiceNow, Inc., 1.40%, due 09/01/30	405,394
995,000	Shire Acquisitions Investments Ireland DAC, 3.20%, due 09/23/26	1,113,936
145,000	Simmons Foods, Inc., 5.75%, due 11/01/24(f) 144A	148,444
850,000	Simon Property Group, LP REIT, 6.75%, due 02/01/40	1,262,329
270,000	Sinopec Group Overseas Development 2018, Ltd., 3.68%, due 08/08/49 144A	305,313
386,000	Sirius XM Radio, Inc., 5.00%, due 08/01/27 144A	410,694
284,000	Societe Generale SA, 5.38% (5 yr. CMT + 4.51%)(b) (g) 144A	301,855
280,000	Societe Generale SA, 7.38% (5 yr. USD swap + 6.24%)(b) (g) 144A	287,350
204,000	SoftBank Group Corp., Reg S, 6.88% (5 yr. USD ICE swap + 4.85%)(b) (g) (i)	203,429
200,000	Sotheby’s, 7.38%, due 10/15/27(f) 144A	214,588
335,000	Southern California Edison Co., 4.00%, due 04/01/47	394,154
1,318,000	Southern Co. (The), 3.25%, due 07/01/26	1,479,591
1,260,000	Southern Co. Gas Capital Corp., 2.45%, due 10/01/23	1,324,642
755,000	Southwest Airlines Co., 2.63%, due 02/10/30	771,501
26,000	Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, due 09/30/26 144A	27,586
62,000	Springleaf Finance Corp., 6.88%, due 03/15/25	72,114
120,000	Springleaf Finance Corp., 8.88%, due 06/01/25	135,972
300,000	Sprint Corp., 7.13%, due 06/15/24	351,378
89,063	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, due 03/20/23 144A	90,039
118,000	Standard Industries, Inc., 3.38%, due 01/15/31 144A	118,738
375,000	Standard Industries, Inc., 4.38%, due 07/15/30 144A	401,724
25,000	Standard Industries, Inc., 4.75%, due 01/15/28 144A	26,344
62,000	Standard Industries, Inc., 5.00%, due 02/15/27 144A	64,906
438,000	Starbucks Corp., 2.25%, due 03/12/30	464,580
330,000	State Street Corp., 3.15% (SOFR + 2.65%), due 03/30/31(b)	376,549
18,000	Stearns Holdings LLC/Escrow, 9.38%, due 08/15/20(j) (k) (l)	—

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
62,000	Steel Dynamics, Inc., 3.25%, due 01/15/31(f)	69,478
63,000	Stericycle, Inc., 3.88%, due 01/15/29 144A	64,811
922,000	Sunoco Logistics Partners Operations, LP, 3.45%, due 01/15/23	962,424
399,000	Sunoco Logistics Partners Operations, LP, 3.90%, due 07/15/26(f)	437,526
150,000	Sunoco Logistics Partners Operations, LP, 5.30%, due 04/01/44	162,423
431,000	Sunoco Logistics Partners Operations, LP, 5.40%, due 10/01/47	482,277
77,000	Sunoco, LP/Sunoco Finance Corp., 4.50%, due 05/15/29 144A	80,224
68,000	Switch, Ltd., 3.75%, due 09/15/28 144A	69,148
418,000	Syngenta Finance NV, 4.44%, due 04/24/23 144A	438,942
113,000	Sysco Corp., 5.95%, due 04/01/30	148,704
560,000	T-Mobile USA, Inc., 2.05%, due 02/15/28 144A	583,190
179,000	T-Mobile USA, Inc., 2.55%, due 02/15/31 144A	188,186
489,000	T-Mobile USA, Inc., 3.50%, due 04/15/25 144A	540,824
246,000	T-Mobile USA, Inc., 3.75%, due 04/15/27 144A	280,391
579,000	T-Mobile USA, Inc., 3.88%, due 04/15/30 144A	671,322
350,000	T-Mobile USA, Inc., 4.00%, due 04/15/22(f)	362,028
1,325,000	T-Mobile USA, Inc., 4.50%, due 04/15/50 144A	1,636,719
225,000	Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	231,958
110,000	Taylor Morrison Communities, Inc., 5.88%, due 06/15/27 144A	124,916
150,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 03/01/24 144A	161,437
741,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	929,711
34,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	53,614
40,000	Team Health Holdings, Inc., 6.38%, due 02/01/25 144A	34,600
224,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, due 07/15/23 144A	190,936
158,000	Telecom Argentina SA, 8.00%, due 07/18/26 144A	146,468
368,000	Telecom Italia Capital SA, 7.20%, due 07/18/36	497,654
205,000	Telecom Italia SpA, 5.30%, due 05/30/24 144A	223,250
891,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	928,311
200,000	Telefonica Celular del Paraguay SA, 5.88%, due 04/15/27 144A	213,350
90,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, due 06/01/25 144A	93,132
612,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	589,439
1,354,000	Textron, Inc., 3.00%, due 06/01/30	1,462,480
383,000	Total Play Telecomunicaciones SA de CV, 7.50%, due 11/12/25 144A	383,000
88,000	Townsquare Media, Inc., 6.88%, due 02/01/26(e) 144A	92,330
2,018,000	Toyota Motor Credit Corp., (MTN), 3.00%, due 04/01/25	2,220,457
171,000	TransCanada PipeLines, Ltd., 4.25%, due 05/15/28	202,102
140,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, due 05/15/50	159,062
500,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, due 03/15/48	609,036
603,000	TransDigm, Inc., 5.50%, due 11/15/27	634,838
55,000	Trident TPI Holdings, Inc., 6.63%, due 11/01/25 144A	56,025
1,040,000	Truist Bank, 2.25%, due 03/11/30	1,092,457
191,000	Twitter, Inc., 3.88%, due 12/15/27 144A	203,654
430,000	Tyson Foods, Inc., 5.10%, due 09/28/48	620,085
259,000	Uber Technologies, Inc., 7.50%, due 05/15/25 144A	280,111
451,000	Uber Technologies, Inc., 7.50%, due 09/15/27 144A	496,664

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
1,897,000	UBS Group AG, 4.13%, due 04/15/26 144A	2,196,123
185,000	UBS Group AG, 7.00% (5 yr. USD swap + 4.34%)(b) (g) 144A	202,935
374,559	United Airlines Pass Through Trust, 3.45%, due 01/07/30	371,310
391,368	United Airlines Pass Through Trust, 3.65%, due 07/07/27	384,851
293,703	United Airlines Pass Through Trust, 3.75%, due 03/03/28	299,226
2,473,762	United Airlines Pass Through Trust, 4.00%, due 10/11/27	2,508,861
199,270	United Airlines Pass Through Trust, 4.55%, due 08/25/31	195,906
84,818	United Airlines Pass Through Trust, 4.60%, due 09/01/27	84,160
98,494	United Airlines Pass Through Trust, 4.63%, due 03/03/24	99,225
738,000	United Airlines Pass Through Trust, 5.88%, due 04/15/29	799,392
268,000	United Parcel Service, Inc., 5.30%, due 04/01/50	405,268
211,000	United Rentals North America, Inc., 3.88%, due 11/15/27	221,286
137,000	United Rentals North America, Inc., 3.88%, due 02/15/31	143,977
616,000	United Rentals North America, Inc., 4.88%, due 01/15/28	656,810
35,000	United Rentals North America, Inc., 5.25%, due 01/15/30	38,916
225,000	United Rentals North America, Inc., 5.50%, due 05/15/27	241,172
5,000	United Rentals North America, Inc., 5.88%, due 09/15/26	5,299
218,000	Universal Health Services, Inc., 2.65%, due 10/15/30 144A	226,717
436,000	Universal Health Services, Inc., 5.00%, due 06/01/26 144A	451,722
120,000	University of Chicago (The), 2.76%, due 04/01/45	125,399
1,037,747	US Airways Pass Through Trust, 4.63%, due 12/03/26	928,492
88,146	US Airways Pass Through Trust, 5.90%, due 04/01/26	88,336
72,697	US Airways Pass Through Trust, 6.25%, due 10/22/24	69,540
108,000	US Concrete, Inc., 5.13%, due 03/01/29 144A	111,443
490,000	Valero Energy Corp., 3.40%, due 09/15/26	537,663
240,000	Valvoline, Inc., 3.63%, due 06/15/31(e) 144A	246,600
125,000	Valvoline, Inc., 4.25%, due 02/15/30 144A	132,688
116,000	Varex Imaging Corp., 7.88%, due 10/15/27 144A	123,830
275,000	Vector Group, Ltd., 6.13%, due 02/01/25 144A	280,127
216,000	Ventas Realty, LP REIT, 3.50%, due 02/01/25	238,138
162,000	VeriSign, Inc., 5.25%, due 04/01/25	184,376
878,000	Verisk Analytics, Inc., 3.63%, due 05/15/50	1,025,226
592,000	Verizon Communications, Inc., 2.65%, due 11/20/40	598,685
85,000	Verizon Communications, Inc., 3.00%, due 03/22/27	94,434
674,000	Verizon Communications, Inc., 4.33%, due 09/21/28	812,195
235,000	Verizon Communications, Inc., 4.40%, due 11/01/34	293,571
322,000	Verizon Communications, Inc., 4.50%, due 08/10/33	406,710
1,527,000	Verizon Communications, Inc., 4.86%, due 08/21/46	2,067,002
1,000,000	ViacomCBS, Inc., 3.70%, due 08/15/24	1,097,000
500,000	ViacomCBS, Inc., 4.38%, due 03/15/43	591,613
179,000	Viatris, Inc., 2.30%, due 06/22/27 144A	190,847
358,000	Viatris, Inc., 2.70%, due 06/22/30 144A	380,193
325,000	Viatris, Inc., 3.85%, due 06/22/40 144A	367,324
179,000	VICI Properties, LP/VICI Note Co., Inc. REIT, 4.13%, due 08/15/30 144A	189,182
220,000	VICI Properties, LP/VICI Note Co., Inc. REIT, 4.63%, due 12/01/29 144A	235,772
1,400,000	Virginia Electric & Power Co., 3.15%, due 01/15/26	1,554,327
180,000	Visa, Inc., 2.70%, due 04/15/40	196,933
460,000	Vistra Operations Co. LLC, 3.55%, due 07/15/24 144A	498,451
467,000	Vistra Operations Co. LLC, 3.70%, due 01/30/27 144A	515,209

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
436,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	495,260
135,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	143,235
546,000	Vodafone Group Plc, 7.00% (5 yr. USD swap + 4.87%), due 04/04/79(b)	679,674
1,178,000	Voya Financial, Inc., 3.13%, due 07/15/24	1,274,315
514,000	Voya Financial, Inc., 5.65% (3 mo. USD LIBOR + 3.58%), due 05/15/53(b) (f)	545,737
275,000	Vulcan Materials Co., 3.50%, due 06/01/30	316,119
598,000	Walt Disney Co. (The), 4.70%, due 03/23/50	846,162
583,000	Wells Fargo & Co., 2.19% (SOFR + 2.00%), due 04/30/26(b)	614,468
410,000	Wells Fargo & Co., 3.07% (SOFR + 2.53%), due 04/30/41(b)	446,656
962,000	Wells Fargo & Co., 5.88% (3 mo. USD LIBOR + 3.99%)(b) (g)	1,093,072
756,000	Wells Fargo & Co., (MTN), 2.39% (SOFR + 2.10%), due 06/02/28(b)	805,574
765,000	Wells Fargo & Co., (MTN), 2.57% (3 mo. USD LIBOR + 1.00%), due 02/11/31(b)	812,705
350,000	William Carter Co. (The), 5.63%, due 03/15/27 144A	369,031
288,000	Williams Cos., Inc. (The), 3.75%, due 06/15/27	328,802
95,000	Williams Cos., Inc. (The), 5.75%, due 06/24/44	123,470
60,000	Williams Scotsman International, Inc., 4.63%, due 08/15/28 144A	62,213
185,000	WR Berkley Corp., 4.00%, due 05/12/50	226,710
124,000	WR Grace & Co., 4.88%, due 06/15/27 144A	131,659
135,000	Wyndham Destinations, Inc., 4.63%, due 03/01/30 144A	142,995
121,000	Wyndham Destinations, Inc., 6.60%, due 10/01/25	137,171
67,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 08/15/28 144A	69,742
265,000	Xerox Holdings Corp., 5.50%, due 08/15/28 144A	281,702
34,000	XPO Logistics, Inc., 6.25%, due 05/01/25 144A	36,653
610,000	Yale University, 2.40%, due 04/15/50	634,631
201,000	Yum! Brands, Inc., 3.63%, due 03/15/31	203,428
153,000	Yum! Brands, Inc., 4.75%, due 01/15/30 144A	167,994

		416,310,798

	Mortgage Backed Securities - Private Issuers — 10.8%
481,000	Angel Oak Mortgage Trust CMO, Series 2020-R1, Class A1, 0.99%, due 04/25/53(c) 144A	484,705
1,800,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A4, 2.50%, due 05/15/53 144A	1,935,605
355,362	Arroyo Mortgage Trust CMO, Series 2018-1, Class A1, 3.76%, due 04/25/48(c) 144A	361,280
234,565	Arroyo Mortgage Trust CMO, Series 2019-2, Class A1, 3.35%, due 04/25/49(c) 144A	242,377
148,135	Arroyo Mortgage Trust CMO, Series 2019-3, Class A1, 2.96%, due 10/25/48(c) 144A	153,172
147,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.72%, due 11/05/32(c) 144A	120,215
1,200,000	BANK, Series 2019-BNK20, Class A2, 2.76%, due 09/15/62	1,326,034
850,000	BANK, Series 2019-BNK23, Class A2, 2.67%, due 12/15/52	933,129
1,806,000	BANK, Series 2020-BNK26, Class A2, 2.04%, due 03/15/63	1,893,311
1,800,000	BANK, Series 2020-BNK26, Class A3, 2.16%, due 03/15/63	1,888,044
869,000	BANK, Series 2020-BNK30, Class A4, 1.93%, due 12/10/53	900,500
200,000	BBCMS Mortgage Trust, Series 2015-SRCH, Class D, 4.96%, due 08/10/35(c) 144A	221,292
3,000,000	BBCMS Mortgage Trust, Series 2018-TALL, Class A, 0.88% (1 mo. USD LIBOR + 0.72%), due 03/15/37(b) 144A	2,955,266
193,000	BBCMS Mortgage Trust, Series 2019-C5, Class A2, 3.04%, due 11/15/52	206,419
130,000	BBCMS Mortgage Trust, Series 2020-C6, Class A2, 2.69%, due 02/15/53	137,696

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
109,396	Bellemeade Re, Ltd. CMO, Series 2018-1A, Class M1B, 1.75% (1 mo. USD LIBOR + 1.60%), due 04/25/28(b) 144A	109,283
67,286	Bellemeade Re, Ltd. CMO, Series 2019-3A, Class M1A, 1.25% (1 mo. USD LIBOR + 1.10%), due 07/25/29(b) (m)	67,295
150,000	Bellemeade Re, Ltd. CMO, Series 2019-3A, Class M1B, 1.75% (1 mo. USD LIBOR + 1.60%), due 07/25/29(b) 144A	150,279
105,685	Bellemeade Re, Ltd. CMO, Series 2020-1A, Class M1A, 2.80% (1 mo. USD LIBOR + 2.65%), due 06/25/30(b) 144A	105,985
150,000	Bellemeade Re, Ltd. CMO, Series 2020-1A, Class M1B, 3.55% (1 mo. USD LIBOR + 3.40%), due 06/25/30(b) 144A	151,718
150,000	Bellemeade Re, Ltd. CMO, Series 2020-4A, Class M2A, 2.75% (1 mo. USD LIBOR + 2.60%), due 06/25/30(b) 144A	151,164
320,000	Benchmark Mortgage Trust, Series 2019-B12, Class A2, 3.00%, due 08/15/52	340,581
270,000	Benchmark Mortgage Trust, Series 2019-B13, Class A2, 2.89%, due 08/15/57	287,256
324,000	Benchmark Mortgage Trust, Series 2019-B14, Class A2, 2.91%, due 12/15/62	346,472
1,350,000	Benchmark Mortgage Trust, Series 2019-B15, Class A4, 2.67%, due 12/15/72	1,470,162
657,000	Benchmark Mortgage Trust, Series 2019-B15, Class A5, 2.93%, due 12/15/72	733,347
600,000	Benchmark Mortgage Trust, Series 2020-B17, Class A4, 2.04%, due 03/15/53	631,050
1,200,000	Benchmark Mortgage Trust, Series 2020-B20, Class A2, 1.75%, due 10/15/53	1,243,821
1,800,000	Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, due 09/15/48 144A	1,900,152
104,215	BRAVO Residential Funding Trust CMO, Series 2019-NQM1, Class A1, 2.67%, due 07/25/59(c) 144A	106,926
215,000	BX Commercial Mortgage Trust, Series 2018-BIOA, Class D, 1.48% (1 mo. USD LIBOR + 1.32%), due 03/15/37(b) 144A	215,546
1,610,958	BX Commercial Mortgage Trust, Series 2019-XL, Class A, 1.08% (1 mo. USD LIBOR + 0.92%), due 10/15/36(b) 144A	1,617,589
375,000	BX Commercial Mortgage Trust, Series 2020-VKNG, Class A, 1.09% (1 mo. USD LIBOR + 0.93%), due 10/15/37(b) 144A	376,102
108,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class F, 2.71% (1 mo. USD LIBOR + 2.55%), due 12/15/37(b) 144A	105,207
1,200,000	CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, due 08/15/57	1,282,566
995,956	CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, due 04/15/25(c) 144A	1,029,594
700,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	752,320
2,500,000	CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2, 2.95%, due 11/10/49	2,656,059
219,250	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 2.31% (1 mo. USD LIBOR + 2.15%), due 07/15/32(b) 144A	219,011
458,980	CIM Trust CMO, Series 2017-3, Class A1, 2.15% (1 mo. USD LIBOR + 2.00%), due 01/25/57(b) 144A	462,942
500,000	CIM Trust CMO, Series 2017-5, Class A3, 4.00%, due 05/25/57(c) 144A	504,480
462,142	CIM Trust CMO, Series 2017-6, Class A1, 3.02%, due 06/25/57(c) 144A	463,417
1,266,115	CIM Trust CMO, Series 2020-INV1, Class A2, 2.50%, due 04/25/50(c) 144A	1,303,842
1,155,000	CIM Trust CMO, Series 2020-J2, Class A1, 2.50%, due 01/25/51(c) 144A	1,189,931
1,772,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class A2, 2.40%, due 10/10/49	1,782,742
1,300,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, due 12/15/72	1,421,361
176,000	Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, due 05/10/36 144A	188,199
120,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.15%, due 01/10/36 144A	130,640

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
27,500,000	Citigroup Commercial Mortgage Trust, (IO), Series 2014-GC21, Class XB, 0.44%, due 05/10/47(c) 144A	398,822
55,515	COLT Mortgage Loan Trust CMO, Series 2019-2, Class A1, 3.34%, due 05/25/49(c) 144A	55,916
99,169	COLT Mortgage Loan Trust CMO, Series 2020-1, Class A1, 2.49%, due 02/25/50(c) 144A	100,468
598,643	COLT Trust CMO, Series 2020-RPL1, Class A1, 1.39%, due 01/25/65(c) 144A	602,446
235,000	Commercial Mortgage Trust, Series 2013-300P, Class D, 4.39%, due 08/10/30(c) 144A	244,167
714,112	Commercial Mortgage Trust, Series 2013-LC6, Class A4, 2.94%, due 01/10/46	742,801
4,166	Commercial Mortgage Trust, Series 2014-UBS2, Class A2, 2.82%, due 03/10/47	4,170
971,437	Commercial Mortgage Trust, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	1,055,392
862,000	Commercial Mortgage Trust, Series 2015-CR27, Class A4, 3.61%, due 10/10/48	966,705
223,000	Commercial Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, due 02/10/37 144A	223,227
355,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1.76% (1 mo. USD LIBOR + 1.60%), due 05/15/36(b) 144A	352,341
530,000	Credit Suisse Mortgage Trust, Series 2020-11R, 1.00%, due 04/28/38(m)	530,000
113,783	Credit Suisse Mortgage Trust CMO, Series 2017-HL1, Class A3, 3.50%, due 06/25/47(c) 144A	114,218
396,886	Credit Suisse Mortgage Trust CMO, Series 2018-RPL9, Class A, 3.85%, due 09/25/57(c) 144A	428,713
250,346	Credit Suisse Mortgage Trust CMO, Series 2019-AFC1, Class A1, 2.57%, due 07/25/49(d) 144A	256,947
168,725	Credit Suisse Mortgage Trust CMO, Series 2020-AFC1, Class A1, 2.24%, due 02/25/50(c) 144A	171,702
355,000	Credit Suisse Mortgage Trust CMO, Series 2020-RPL6, Class A1, 2.69%, due 03/25/59 144A	355,668
1,100,000	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	1,193,618
775,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	862,488
1,050,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A3, 2.72%, due 12/15/52	1,152,410
746,059	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-3, Class MA, 3.50%, due 08/25/57	808,381
1,742,642	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-4, Class MA, 3.50%, due 03/25/58	1,892,113
1,426,229	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-2, Class MA, 3.50%, due 08/25/58	1,554,778
1,470,721	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-1, Class MA, 2.50%, due 08/25/59	1,549,922
236,060	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-2, Class MA, 2.00%, due 11/25/59	243,178
159,693	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2017-DNA3, Class M1, 0.90% (1 mo. USD LIBOR + 0.75%), due 03/25/30(b)	159,996
685	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2018-DNA3, Class M1, 0.90% (1 mo. USD LIBOR + 0.75%), due 09/25/48(b) 144A	685
380,000	FHLMC Structured Agency Credit Risk Debt Notes REMIC CMO, Series 2020-HQA3, Class M2, 3.75% (1 mo. USD LIBOR + 3.60%), due 07/25/50(b) 144A	384,529
870,176	Flagstar Mortgage Trust CMO, Series 2020-2, Class A2, 3.00%, due 08/01/50(c) 144A	899,218
726,081	GCAT LLC CMO, Series 2019-4, Class A1, 3.23%, due 11/26/49(d) 144A	766,396
250,313	GCAT LLC CMO, Series 2019-NQM1, Class A1, 2.99%, due 02/25/59(d) 144A	255,893

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
329,614	GCAT LLC CMO, Series 2020-NQM1, Class A1, 2.25%, due 01/25/60(d) 144A	338,045
882,515	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, due 05/10/45	893,668
900,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	964,224
300,000	GS Mortgage Securities Trust, Series 2019-GC40, Class A2, 2.97%, due 07/10/52	320,116
1,600,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.12%, due 05/12/53	1,686,518
1,062,000	GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.01%, due 12/12/53	1,101,072
1,143,000	GS Mortgage Securities Trust, Series 2020-GSA2, Class AAB, 1.66%, due 12/12/53	1,182,099
196,000	GS Mortgage Securities Trust, Series 2020-UPTN, Class A, 2.75%, due 02/10/37 144A	200,503
183,811	GS Mortgage-Backed Securities Trust CMO, Series 2020-NQM1, Class A1, 1.38%, due 09/27/60(c) 144A	185,060
170,000	IMT Trust, Series 2017-APTS, Class CFX, 3.50%, due 06/15/34(c) 144A	170,321
215,000	Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.17%, due 05/15/48(c) 144A	225,794
1,725,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3, 3.67%, due 04/15/47	1,737,826
248,443	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A2, 2.82%, due 11/15/48	248,342
700,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	748,100
1,300,000	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	1,441,113
560,320	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.72%, due 02/15/46 144A	562,315
1,449,919	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4, 2.69%, due 04/15/46	1,509,944
750,302	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	801,460
1,600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	1,684,490
938,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A2, 3.15%, due 06/13/52	992,086
216,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, due 01/16/37 144A	225,158
54,759	JPMorgan Mortgage Trust CMO, Series 2016-1, Class A5, 3.50%, due 05/25/46(c) 144A	54,872
155,077	JPMorgan Mortgage Trust CMO, Series 2016-4, Class A5, 3.50%, due 10/25/46(c) 144A	156,032
356,561	JPMorgan Mortgage Trust CMO, Series 2017-2, Class A5, 3.50%, due 05/25/47(c) 144A	358,485
130,000	KNDL Mortgage Trust, Series 2019-KNSQ, Class D, 1.51% (1 mo. USD LIBOR + 1.35%), due 05/15/36(b) 144A	129,975
830,495	Legacy Mortgage Asset Trust CMO, Series 2019-PRI, Class A1, 3.86%, due 09/25/59(d) 144A	874,552
280,969	Legacy Mortgage Asset Trust CMO, Series 2020-GS1, Class A1, 2.88%, due 10/25/59(d) 144A	282,250
435,000	Mello Warehouse Securitization Trust CMO, Series 2020-1, Class A, 1.05% (1 mo. USD LIBOR + 0.90%), due 10/25/53(b) 144A	435,943
1,089,640	MetLife Securization Trust CMO, Series 2020-INV1, Class A2A, 2.50%, due 05/25/50(c) 144A	1,134,559
134,724	MFA Trust CMO, Series 2020-NQM1, Class A1, 1.48%, due 03/25/65(c) 144A	135,792

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
282,297	MFA Trust CMO, Series 2020-NQM3, Class A1, 1.01%, due 01/26/65(c) 144A	283,138
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	104,008
800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.73%, due 05/15/48	898,020
1,600,000	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,703,878
212,000	Morgan Stanley Capital I Trust, Series 2017-CLS, Class D, 1.56% (1 mo. USD LIBOR + 1.40%), due 11/15/34(b) 144A	211,619
2,600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	2,906,050
980,000	Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.04%, due 07/15/53	1,024,581
200,000	Mortgage Insurance-Linked Notes CMO, Series 2020-1, Class M1B, 1.60% (1 mo. USD LIBOR + 1.45%), due 02/25/30(b) 144A	198,099
2,120,000	MRA Issuance Trust CMO, Series 2020-15, Class A, 1.50% (1 mo. USD LIBOR + 1.50%), due 07/15/21(b) 144A	2,116,820
95,000	Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class D, 3.79%, due 11/15/32(c) 144A	95,506
165,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.32%, due 01/15/43(c) 144A	175,036
142,341	New Residential Mortgage Loan Trust CMO, Series 2018-4A, Class A1S, 0.90% (1 mo. USD LIBOR + 0.75%), due 01/25/48(b) 144A	142,685
9,074	Oaktown Re III, Ltd. CMO, Series 2019-1A, Class M1A, 1.55% (1 mo. USD LIBOR + 1.40%), due 07/25/29(b) 144A	9,086
200,000	Oaktown Re IV, Ltd. CMO, Series 2020-1A, Class M1B, 4.90% (1 mo. USD LIBOR + 4.75%), due 07/25/30(b) 144A	202,321
281,983	OBX Trust CMO, Series 2020-EXP2, Class A3, 2.50%, due 05/25/60(c) 144A	288,206
810,000	PMT Credit Risk Transfer Trust CMO, Series 2020-2R, Class A, 3.97% (1 mo. USD LIBOR + 3.82%), due 12/25/22(b) 144A	816,132
609,000	Provident Funding Mortgage Trust CMO, Series 2020-F1, Class A2, 2.00%, due 01/25/36(c) 144A	611,125
12,953	Radnor RE, Ltd. CMO, Series 2018-1, Class M1, 1.55% (1 mo. USD LIBOR + 1.40%), due 03/25/28(b) 144A	12,952
1,657,104	Sequoia Mortgage Trust CMO, Series 2020-3, Class A4, 3.00%, due 04/25/50(c) 144A	1,690,151
129,116	Starwood Mortgage Residential Trust CMO, Series 2020-1, Class A1, 2.28%, due 02/25/50(c) 144A	132,119
223,423	Starwood Mortgage Residential Trust CMO, Series 2020-3, Class A1, 1.49%, due 04/25/65(c) 144A	225,231
930,000	Station Place Securitization Trust CMO, Series 2020-10, Class A, 1.64% (1 mo. USD LIBOR + 1.50%), due 05/20/21(b) 144A	932,584
280,832	Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75%, due 03/25/58(c) 144A	296,355
115,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.50%, due 10/25/53(c) 144A	122,371
265,000	Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 3.57%, due 11/25/60(c) 144A	281,089
130,609	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, due 10/25/56(c) 144A	133,926
517,323	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, due 01/25/58(c) 144A	538,279
186,919	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75%, due 05/25/58(c) 144A	199,255
361,871	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00%, due 06/25/58(c) 144A	384,706
73,025	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25%, due 07/25/58(c) 144A	76,500
145,955	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75%, due 03/25/58(c) 144A	157,031
289,523	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90%, due 10/25/59(c) 144A	306,043
71,261	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 1.15% (1 mo. USD LIBOR + 1.00%), due 10/25/59(b) 144A	71,661

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
290,407	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75%, due 10/25/60 144A	297,646
675,000	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	740,388
2,624,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.53%, due 05/10/63	2,705,691
2,098,741	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.09%, due 08/10/49	2,171,983
313,657	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3, 2.92%, due 03/10/46	321,801
1,523,797	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, due 01/10/45	1,544,448
187,391	Verus Securitization Trust CMO, Series 2020-5, Class A1, 1.22%, due 05/25/65(d) 144A	187,981
11,626	WaMu Mortgage Pass Through Certificates CMO, Series 2003-AR9, Class 1A7, 2.78%, due 09/25/33(c)	11,600
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,582,110
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	3,230,969
950,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	1,062,394
1,400,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,584,007
110,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class D, 1.81% (1 mo. USD LIBOR + 1.65%), due 12/15/34(b) 144A	93,408
1,605,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A3, 1.94%, due 06/15/53	1,661,797
1,360,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.90%, due 06/15/44(c) 144A	1,368,092

		112,274,984

	Mortgage Backed Securities - U.S. Government Agency Obligations — 22.9%
366,327	FHLMC Gold, Pool # A89870, 4.50%, due 11/01/39	409,807
262,877	FHLMC Gold, Pool # A96970, 4.00%, due 02/01/41	286,736
501,358	FHLMC Gold, Pool # C91908, 3.00%, due 01/01/37	528,278
390,406	FHLMC Gold, Pool # G06231, 4.00%, due 12/01/40	428,484
205,382	FHLMC Gold, Pool # G06409, 6.00%, due 11/01/39	244,196
104,959	FHLMC Gold, Pool # G06875, 5.50%, due 12/01/38	123,462
392,325	FHLMC Gold, Pool # G07021, 5.00%, due 09/01/39	455,779
524,490	FHLMC Gold, Pool # G08537, 3.00%, due 07/01/43	558,007
408,051	FHLMC Gold, Pool # G08672, 4.00%, due 10/01/45	442,773
583,709	FHLMC Gold, Pool # G08726, 3.00%, due 10/01/46	617,188
116,353	FHLMC Gold, Pool # G08735, 4.50%, due 10/01/46	128,397
52,622	FHLMC Gold, Pool # G08748, 3.50%, due 02/01/47	56,112
825,277	FHLMC Gold, Pool # G08749, 4.00%, due 02/01/47	888,602
469,091	FHLMC Gold, Pool # G08771, 4.00%, due 07/01/47	504,047
420,956	FHLMC Gold, Pool # G08786, 4.50%, due 10/01/47	459,687
178,279	FHLMC Gold, Pool # G16177, 2.00%, due 01/01/32	187,295
1,179,636	FHLMC Gold, Pool # G16634, 3.00%, due 10/01/31	1,272,250

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,137,370	FHLMC Gold, Pool # G60722, 3.00%, due 10/01/46	1,224,771
509,422	FHLMC Gold, Pool # G60767, 3.50%, due 10/01/46	559,741
254,008	FHLMC Gold, Pool # G60788, 3.50%, due 12/01/46	276,320
1,079,573	FHLMC Gold, Pool # G60804, 4.50%, due 05/01/42	1,194,042
1,358,168	FHLMC Gold, Pool # G60934, 3.50%, due 06/01/45	1,484,761
1,566,410	FHLMC Gold, Pool # G60985, 3.00%, due 05/01/47	1,697,194
988,310	FHLMC Gold, Pool # G61748, 3.50%, due 11/01/48	1,080,276
520,928	FHLMC Gold, Pool # G61995, 4.00%, due 11/01/44	573,967
107,081	FHLMC Gold, Pool # J16432, 3.50%, due 08/01/26	113,738
121,047	FHLMC Gold, Pool # J17763, 3.50%, due 01/01/27	128,572
351,095	FHLMC Gold, Pool # J24414, 2.50%, due 06/01/28	371,375
422,124	FHLMC Gold, Pool # J34888, 2.50%, due 07/01/31	448,651
795,971	FHLMC Gold, Pool # Q09224, 4.00%, due 07/01/42	894,308
153,257	FHLMC Gold, Pool # Q11218, 3.50%, due 09/01/42	165,409
326,523	FHLMC Gold, Pool # Q12052, 3.50%, due 10/01/42	355,232
750,488	FHLMC Gold, Pool # Q12862, 3.50%, due 11/01/42	821,154
322,785	FHLMC Gold, Pool # Q17792, 3.50%, due 05/01/43	353,126
953,340	FHLMC Gold, Pool # Q36815, 4.00%, due 10/01/45	1,039,461
986,571	FHLMC Gold, Pool # Q41918, 3.50%, due 07/01/46	1,063,851
845,631	FHLMC Gold, Pool # Q42618, 3.00%, due 08/01/46	889,945
1,032,251	FHLMC Gold, Pool # Q44455, 3.50%, due 11/01/46	1,123,017
348,583	FHLMC Gold, Pool # Q44963, 3.50%, due 12/01/46	377,295
1,051,853	FHLMC Gold, Pool # Q45741, 3.50%, due 01/01/47	1,149,959
120,789	FHLMC Gold, Pool # Q49494, 4.50%, due 07/01/47	132,459
362,784	FHLMC Gold, Pool # Q52312, 4.00%, due 11/01/47	388,768
446,586	FHLMC Gold, Pool # Q54957, 4.00%, due 03/01/48	480,132
270,737	FHLMC Gold, Pool # V60565, 3.00%, due 06/01/29	289,598
675,528	FHLMC Gold, Pool # V60599, 3.00%, due 09/01/29	722,981
923,764	FHLMC Gold, Pool # V82292, 4.00%, due 04/01/46	1,011,555
1,045,263	FHLMC Gold, Pool # V82515, 3.50%, due 06/01/46	1,131,294
299,466	FHLMC Gold, Pool # V82848, 3.00%, due 12/01/46	325,525
1,099,408	FHLMC Multifamily Structured Pass Through Certificates, Series KC07, Class ASB, 2.18%, due 08/25/29	1,158,745
550,000	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class AM, 3.17%, due 09/25/26(c)	622,053
1,800,000	FHLMC Multifamily Structured Pass Through Certificates, Series K069, Class AM, 3.25%, due 09/25/27(c)	2,059,678
725,000	FHLMC Multifamily Structured Pass Through Certificates, Series K077, Class AM, 3.85%, due 05/25/28(c)	867,321
913,000	FHLMC Multifamily Structured Pass Through Certificates, Series K086, Class A2, 3.86%, due 11/25/28(c)	1,100,338
1,840,000	FHLMC Multifamily Structured Pass Through Certificates, Series K076, Class AM, 3.90%, due 04/25/28	2,187,632
1,211,000	FHLMC Multifamily Structured Pass Through Certificates, Series K081, Class A2, 3.90%, due 08/25/28(c)	1,458,162
200,000	FHLMC Multifamily Structured Pass Through Certificates, Series K086, Class AM, 3.92%, due 12/25/28(c)	241,154
900,000	FHLMC Multifamily Structured Pass Through Certificates, Series K157, Class A2, 3.99%, due 05/25/33(c)	1,112,650

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
325,000	FHLMC Multifamily Structured Pass Through Certificates, Series K083, Class AM, 4.03%, due 10/25/28(c)	394,131
870,000	FHLMC Multifamily Structured Pass Through Certificates, Series K085, Class A2, 4.06%, due 10/25/28(c)	1,054,877
24,718,404	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K025, Class X1, 0.80%, due 10/25/22(c) 144A	282,437
68,238	FHLMC Reference REMIC CMO, Series R007, Class ZA, 6.00%, due 05/15/36	81,090
1,245,206	FHLMC REMIC CMO, Series 4739, Class Z, 3.50%, due 11/15/47	1,375,362
821,829	FNMA REMIC CMO, Series 2011-59, Class NZ, 5.50%, due 07/25/41	926,380
13,752	FNMA REMIC CMO, Series 2012-28, Class B, 6.50%, due 06/25/39	15,058
596,720	FNMA-ACES, Series 2019-M25, Class AV1, 2.05%, due 12/25/26	610,744
1,141,685	FNMA-ACES, Series 2019-M22, Class A1, 2.10%, due 08/25/29	1,224,118
216,990	FNMA-ACES, Series 2015-M8, Class AB2, 2.83%, due 01/25/25(c)	232,400
1,698,360	FNMA-ACES, Series 2015-M10, Class A2, 3.09%, due 04/25/27(c)	1,905,360
265,878	FNMA-ACES, Series 2018-M10, Class A1, 3.37%, due 07/25/28(c)	293,192
459,179	GNMA I, Pool # 734152, 4.00%, due 01/15/41	501,577
2,695,070	GNMA I, Pool # 784369, 4.00%, due 08/15/45	3,059,100
332,088	GNMA I, Pool # 784605, 4.50%, due 01/15/42	371,587
223,343	GNMA I, Pool # AL8626, 3.00%, due 08/15/45	234,259
228,304	GNMA II, Pool # 004636, 4.50%, due 02/20/40	254,233
41,175	GNMA II, Pool # 004678, 4.50%, due 04/20/40	45,848
266,719	GNMA II, Pool # 004833, 4.00%, due 10/20/40	295,117
242,212	GNMA II, Pool # 004977, 4.00%, due 03/20/41	267,994
605,982	GNMA II, Pool # 004978, 4.50%, due 03/20/41	675,301
936,888	GNMA II, Pool # 005055, 4.50%, due 05/20/41	1,044,062
35,168	GNMA II, Pool # 783637, 3.00%, due 06/20/42	37,583
1,039,294	GNMA II, Pool # 796468, 4.00%, due 09/20/42	1,131,107
1,088,420	GNMA II, Pool # AV9421, 3.50%, due 11/20/46	1,224,053
809,063	GNMA II, Pool # AY7555, 3.50%, due 04/20/47	909,992
356,772	GNMA II, Pool # MA0462, 3.50%, due 10/20/42	388,583
51,388	GNMA II, Pool # MA0624, 3.00%, due 12/20/42	55,068
233,209	GNMA II, Pool # MA0625, 3.50%, due 12/20/42	253,990
131,757	GNMA II, Pool # MA0698, 3.00%, due 01/20/43	141,249
450,981	GNMA II, Pool # MA0851, 3.00%, due 03/20/43	481,894
359,724	GNMA II, Pool # MA0852, 3.50%, due 03/20/43	391,772
76,630	GNMA II, Pool # MA1156, 3.00%, due 07/20/43	81,848
274,606	GNMA II, Pool # MA1376, 4.00%, due 10/20/43	303,558
104,758	GNMA II, Pool # MA1599, 3.00%, due 01/20/44	111,746
272,039	GNMA II, Pool # MA2371, 3.50%, due 11/20/44	293,961
206,188	GNMA II, Pool # MA2372, 4.00%, due 11/20/44	227,550
207,488	GNMA II, Pool # MA2825, 3.00%, due 05/20/45	221,929
479,082	GNMA II, Pool # MA3310, 3.50%, due 12/20/45	515,965
192,399	GNMA II, Pool # MA3377, 4.00%, due 01/20/46	210,696
281,238	GNMA II, Pool # MA3455, 4.00%, due 02/20/46	308,510
509,446	GNMA II, Pool # MA3456, 4.50%, due 02/20/46	567,616
506,207	GNMA II, Pool # MA3596, 3.00%, due 04/20/46	539,148
980,379	GNMA II, Pool # MA3803, 3.50%, due 07/20/46	1,059,045
702,182	GNMA II, Pool # MA3873, 3.00%, due 08/20/46	748,502
1,145,982	GNMA II, Pool # MA3936, 3.00%, due 09/20/46	1,221,632

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
325,119	GNMA II, Pool # MA4004, 3.50%, due 10/20/46	350,697
182,625	GNMA II, Pool # MA4071, 4.50%, due 11/20/46	203,470
149,352	GNMA II, Pool # MA4125, 2.50%, due 12/20/46	159,070
295,715	GNMA II, Pool # MA4263, 4.00%, due 02/20/47	320,557
384,277	GNMA II, Pool # MA4510, 3.50%, due 06/20/47	411,154
434,758	GNMA II, Pool # MA4585, 3.00%, due 07/20/47	461,765
442,291	GNMA II, Pool # MA4586, 3.50%, due 07/20/47	475,065
1,180,940	GNMA II, Pool # MA4720, 4.00%, due 09/20/47	1,273,351
342,835	GNMA II, Pool # MA4838, 4.00%, due 11/20/47	370,330
1,346,674	GNMA II, Pool # MA5019, 3.50%, due 02/20/48	1,445,381
182,430	GNMA II, Pool # MA5021, 4.50%, due 02/20/48	198,577
60,762	GNMA II, Pool # MA5079, 4.50%, due 03/20/48	65,879
378,551	GNMA II, Pool # MA5397, 3.50%, due 08/20/48	402,843
417,237	GNMA II, Pool # MA5466, 4.00%, due 09/20/48	449,390
372,829	GNMA II, Pool # MA5467, 4.50%, due 09/20/48	403,570
176,893	GNMA II, Pool # MA5530, 5.00%, due 10/20/48	193,525
239,042	GNMA II, Pool # MA5762, 3.50%, due 02/20/49	254,604
257,813	GNMA II, Pool # MA5817, 4.00%, due 03/20/49	276,455
689,438	GNMA II, Pool # MA5874, 3.00%, due 04/20/49	722,319
558,891	GNMA II, Pool # MA6338, 3.00%, due 12/20/49	584,832
500,000	GNMA II, Pool # MA7051, 2.00%, due 12/20/50	523,392
1,500,000	GNMA TBA, 2.50%, due 02/20/51	1,584,961
500,000	GNMA TBA, 3.00%, due 01/21/51	522,891
352,083	UMBS, Pool # 745148, 5.00%, due 01/01/36	409,239
329,279	UMBS, Pool # 932807, 4.00%, due 09/01/40	360,197
346,838	UMBS, Pool # 983471, 5.50%, due 05/01/38	407,562
388,523	UMBS, Pool # 985184, 5.50%, due 08/01/38	447,661
273,076	UMBS, Pool # 995245, 5.00%, due 01/01/39	317,318
614,947	UMBS, Pool # AB6212, 3.00%, due 09/01/42	654,521
775,297	UMBS, Pool # AB6802, 3.50%, due 11/01/42	843,199
211,678	UMBS, Pool # AB7059, 2.50%, due 11/01/42	226,657
500,008	UMBS, Pool # AB8703, 3.00%, due 03/01/38	528,890
188,257	UMBS, Pool # AB9383, 4.00%, due 05/01/43	208,106
1,260,267	UMBS, Pool # AB9659, 3.00%, due 06/01/43	1,375,209
3,128,159	UMBS, Pool # AC3668, 4.50%, due 10/01/39	3,513,430
340,456	UMBS, Pool # AD9153, 4.50%, due 08/01/40	381,045
233,668	UMBS, Pool # AE0469, 6.00%, due 12/01/39	276,797
875,589	UMBS, Pool # AH4404, 4.00%, due 01/01/41	964,853
139,253	UMBS, Pool # AI1892, 5.00%, due 05/01/41	161,766
749,084	UMBS, Pool # AI4815, 4.50%, due 06/01/41	841,022
593,686	UMBS, Pool # AJ9278, 3.50%, due 12/01/41	640,526
281,191	UMBS, Pool # AJ9317, 4.00%, due 01/01/42	307,285
631,574	UMBS, Pool # AL0215, 4.50%, due 04/01/41(o)	709,102
1,076,240	UMBS, Pool # AL1895, 3.50%, due 06/01/42	1,176,580
602,647	UMBS, Pool # AL2466, 4.00%, due 09/01/42	681,638
647,760	UMBS, Pool # AL3000, 3.50%, due 12/01/42	704,689
807,993	UMBS, Pool # AL3316, 3.50%, due 03/01/43	879,104
996,646	UMBS, Pool # AL6663, 4.00%, due 03/01/39	1,107,952
1,020,101	UMBS, Pool # AL7594, 3.50%, due 08/01/45	1,120,627

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
857,530	UMBS, Pool # AL8191, 4.00%, due 12/01/45	940,557
132,913	UMBS, Pool # AO4109, 4.00%, due 06/01/42	146,382
345,506	UMBS, Pool # AQ7923, 3.00%, due 12/01/42	368,447
659,456	UMBS, Pool # AS5133, 3.50%, due 06/01/45	706,428
182,315	UMBS, Pool # AS6286, 4.00%, due 12/01/45	197,509
290,702	UMBS, Pool # AS6304, 4.00%, due 12/01/45	315,379
385,232	UMBS, Pool # AS6452, 3.50%, due 01/01/46	412,521
210,705	UMBS, Pool # AS7693, 2.00%, due 08/01/31	221,356
306,495	UMBS, Pool # AS8073, 2.50%, due 10/01/46	323,716
237,985	UMBS, Pool # AX3719, 3.50%, due 07/01/27	252,693
236,049	UMBS, Pool # AZ3743, 3.50%, due 11/01/45	254,102
366,716	UMBS, Pool # BC9468, 3.00%, due 06/01/46	387,219
1,015,188	UMBS, Pool # BD7043, 4.00%, due 03/01/47	1,105,537
597,306	UMBS, Pool # BE7192, 4.00%, due 03/01/47	648,113
798,435	UMBS, Pool # BK1023, 4.50%, due 02/01/48	874,645
654,452	UMBS, Pool # BK7611, 4.50%, due 09/01/48	711,528
1,075,092	UMBS, Pool # BM1573, 3.50%, due 07/01/47	1,175,015
467,096	UMBS, Pool # BM1914, 2.50%, due 08/01/31	488,200
1,269,502	UMBS, Pool # BM1972, 3.50%, due 10/01/37	1,408,909
712,935	UMBS, Pool # BM3033, 3.00%, due 10/01/47	769,018
228,675	UMBS, Pool # BM3258, 3.00%, due 02/01/47	248,289
408,868	UMBS, Pool # BM3286, 4.50%, due 11/01/47	446,108
701,127	UMBS, Pool # BM3332, 3.50%, due 01/01/48	754,481
589,720	UMBS, Pool # BM3491, 4.50%, due 01/01/38	650,485
1,144,746	UMBS, Pool # BM3641, 4.00%, due 04/01/48	1,252,095
917,000	UMBS, Pool # BM4896, 3.00%, due 02/01/47	975,253
1,036,880	UMBS, Pool # BM5213, 3.00%, due 07/01/45	1,097,512
405,295	UMBS, Pool # BM5293, 3.50%, due 02/01/49	427,552
833,339	UMBS, Pool # BM5694, 4.00%, due 06/01/48	890,330
243,502	UMBS, Pool # BM5874, 4.00%, due 01/01/48	262,541
325,096	UMBS, Pool # BM5950, 3.00%, due 11/01/48	341,962
2,004,845	UMBS, Pool # BN6216, 4.50%, due 03/01/49	2,216,503
776,970	UMBS, Pool # BO0988, 3.50%, due 07/01/49	820,836
592,642	UMBS, Pool # BO1420, 3.50%, due 09/01/49	626,264
364,891	UMBS, Pool # BO1439, 3.00%, due 10/01/49	383,131
992,695	UMBS, Pool # BO5387, 3.50%, due 12/01/49	1,058,442
933,084	UMBS, Pool # BP2898, 4.00%, due 03/01/50	1,025,275
961,619	UMBS, Pool # BP3048, 3.00%, due 03/01/50	1,019,471
690,338	UMBS, Pool # BP5462, 2.50%, due 06/01/50	729,576
537,435	UMBS, Pool # BP5568, 3.00%, due 06/01/50	563,486
1,011,608	UMBS, Pool # BQ3132, 2.00%, due 10/01/50	1,053,882
848,190	UMBS, Pool # BQ3138, 2.50%, due 10/01/50	899,337
965,416	UMBS, Pool # CA0655, 3.50%, due 11/01/47	1,047,971
1,764,826	UMBS, Pool # CA3986, 5.00%, due 08/01/49	1,978,932
423,492	UMBS, Pool # CA4149, 3.00%, due 09/01/49	459,876
842,842	UMBS, Pool # CA4546, 3.00%, due 11/01/49	895,397
1,449,670	UMBS, Pool # CA4831, 4.50%, due 12/01/49	1,586,913
1,031,204	UMBS, Pool # CA5571, 4.00%, due 04/01/50	1,126,013
968,667	UMBS, Pool # CA6871, 2.50%, due 08/01/35	1,018,535

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
2,279,455	UMBS, Pool # CA6872, 2.50%, due 08/01/35	2,378,635
1,745,912	UMBS, Pool # CA7030, 2.50%, due 09/01/50	1,871,038
1,440,321	UMBS, Pool # FM0030, 3.00%, due 02/01/49	1,506,512
500,279	UMBS, Pool # FM1001, 3.50%, due 11/01/48	529,187
509,256	UMBS, Pool # FM1266, 5.00%, due 07/01/49	567,845
200,848	UMBS, Pool # FM1347, 3.00%, due 12/01/48	211,888
1,153,811	UMBS, Pool # FM1467, 3.00%, due 12/01/47	1,219,853
695,734	UMBS, Pool # FM1588, 3.00%, due 10/01/49	752,675
446,949	UMBS, Pool # FM1715, 3.00%, due 12/01/45	470,367
407,837	UMBS, Pool # FM1790, 3.00%, due 11/01/49	442,878
388,523	UMBS, Pool # FM1864, 3.00%, due 11/01/49	415,093
2,214,684	UMBS, Pool # FM2109, 3.50%, due 12/01/49	2,336,499
4,497,644	UMBS, Pool # FM2217, 3.00%, due 03/01/47	4,900,562
2,974,266	UMBS, Pool # FM2226, 3.00%, due 09/01/46	3,240,732
945,022	UMBS, Pool # FM2336, 4.00%, due 01/01/50	1,025,239
3,875,445	UMBS, Pool # FM2385, 3.00%, due 09/01/48	4,057,282
1,296,754	UMBS, Pool # FM2461, 3.50%, due 03/01/50	1,370,292
1,100,764	UMBS, Pool # FM2570, 4.50%, due 04/01/48	1,233,972
975,604	UMBS, Pool # FM2674, 4.00%, due 03/01/50	1,061,801
123,359	UMBS, Pool # FM3828, 4.00%, due 07/01/49	135,191
1,886,261	UMBS, Pool # FM3889, 3.00%, due 07/01/50	1,998,190
831,111	UMBS, Pool # FM4154, 2.00%, due 09/01/50	864,564
1,043,648	UMBS, Pool # FM4330, 2.50%, due 10/01/50	1,111,441
976,902	UMBS, Pool # FM4350, 2.00%, due 09/01/50	1,018,543
2,118,881	UMBS, Pool # FM4583, 2.00%, due 10/01/50	2,216,386
209,737	UMBS, Pool # MA2781, 2.50%, due 10/01/46	223,331
241,265	UMBS, Pool # MA3087, 3.50%, due 08/01/47	256,030
207,401	UMBS, Pool # MA3155, 3.00%, due 10/01/32	217,772
791,617	UMBS, Pool # MA3182, 3.50%, due 11/01/47	840,571
397,726	UMBS, Pool # MA3211, 4.00%, due 12/01/47	427,355
258,176	UMBS, Pool # MA3238, 3.50%, due 01/01/48	273,840
694,011	UMBS, Pool # MA3332, 3.50%, due 04/01/48	735,606
242,305	UMBS, Pool # MA3364, 3.50%, due 05/01/33	258,400
175,549	UMBS, Pool # MA3385, 4.50%, due 06/01/48	190,258
674,223	UMBS, Pool # MA3414, 3.50%, due 07/01/48	713,856
223,689	UMBS, Pool # MA3442, 3.50%, due 08/01/48	236,353
197,820	UMBS, Pool # MA3521, 4.00%, due 11/01/48	211,095
539,626	UMBS, Pool # MA3864, 2.50%, due 12/01/34	562,759
3,399,085	UMBS, Pool # QA6328, 3.00%, due 01/01/50	3,611,787
1,950,134	UMBS, Pool # QA6367, 3.00%, due 01/01/50	2,089,809
1,061,027	UMBS, Pool # QA8518, 3.00%, due 04/01/50	1,131,794
360,234	UMBS, Pool # QB0220, 3.00%, due 06/01/50	377,651
1,153,292	UMBS, Pool # QB4847, 2.50%, due 10/01/50	1,225,839
1,171,367	UMBS, Pool # QB6476, 2.50%, due 12/01/50	1,243,112
1,951,560	UMBS, Pool # RA1741, 3.50%, due 11/01/49	2,089,780
2,737,173	UMBS, Pool # RA1776, 3.00%, due 12/01/49	2,939,487
2,596,359	UMBS, Pool # RA1860, 3.00%, due 12/01/49	2,723,944
2,421,708	UMBS, Pool # RA1878, 3.50%, due 12/01/49	2,566,751
1,152,836	UMBS, Pool # RA2572, 3.50%, due 05/01/50	1,242,897

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
3,215,219	UMBS, Pool # RA2790, 2.50%, due 06/01/50	3,393,274
2,523,591	UMBS, Pool # RA2853, 2.50%, due 06/01/50	2,663,345
882,460	UMBS, Pool # RA3206, 2.00%, due 08/01/50	919,354
1,216,479	UMBS, Pool # RA3607, 3.00%, due 09/01/50	1,312,772
1,391,786	UMBS, Pool # SD0100, 3.00%, due 10/01/49	1,490,987
253,837	UMBS, Pool # SD7523, 2.50%, due 08/01/50	271,866
8,231	UMBS, Pool # SD8025, 3.50%, due 11/01/49	8,692
1,153,191	UMBS, Pool # ZA7040, 3.50%, due 06/01/49	1,234,308
1,396,167	UMBS, Pool # ZM1609, 3.50%, due 09/01/46	1,502,054
640,638	UMBS, Pool # ZS4727, 4.00%, due 07/01/47	688,241
408,832	UMBS, Pool # ZS4760, 4.00%, due 03/01/48	438,923
715,870	UMBS, Pool # ZT0657, 6.00%, due 07/01/40	851,543
537,822	UMBS, Pool # ZT1748, 5.00%, due 01/01/49	602,368
1,624,088	UMBS, Pool # ZT2100, 3.00%, due 04/01/47	1,709,777
6,530,000	UMBS TBA, 2.00%, due 01/14/51	6,783,803
11,000,000	UMBS TBA, 2.00%, due 02/12/51	11,408,251
2,424,000	UMBS TBA, 2.50%, due 01/14/51	2,555,426
2,500,000	UMBS TBA, 2.50%, due 02/12/51	2,631,163

		239,094,198

	Municipal Obligations — 1.3%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	71,450
165,000	Bay Area Toll Authority, 2.57%, due 04/01/31	178,075
300,000	Bay Area Toll Authority, 6.26%, due 04/01/49	517,593
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14(h)	134,163
650,000	Health & Educational Facilities Authority of the State of Missouri, 3.23%, due 05/15/50	760,409
715,000	Michigan Finance Authority, 2.37%, due 09/01/49	736,271
359,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	546,721
327,000	New Jersey Transportation Trust Fund Authority, 4.08%, due 06/15/39	345,037
25,000	New Jersey Transportation Trust Fund Authority, 4.13%, due 06/15/42	26,004
1,350,000	New York State Urban Development Corp., 5.77%, due 03/15/39	1,737,356
2,195,000	Port Authority of New York & New Jersey, 1.09%, due 07/01/23	2,228,254
1,975,000	State Board of Administration Finance Corp., 1.26%, due 07/01/25	2,021,136
489,000	State Board of Administration Finance Corp., 1.71%, due 07/01/27	507,890
885,000	State of California, 7.50%, due 04/01/34	1,476,419
555,000	State of California, General Obligation, 7.55%, due 04/01/39	975,651
695,000	State of Illinois, General Obligation, 5.00%, due 11/01/22	733,906
105,000	University of Virginia, 4.18%, due 09/01/17(h)	140,364

		13,136,699

	Sovereign Debt Obligations — 0.6%
200,000	Bermuda Government International Bond, 2.38%, due 08/20/30 144A	210,250
200,000	Colombia Government International Bond, 5.00%, due 06/15/45	244,750
135,000	Colombia Government International Bond, 7.38%, due 09/18/37	197,608
330,000	Corp. Andina de Fomento, 2.13%, due 09/27/21	334,132
55,000	Corp. Andina de Fomento, 2.75%, due 01/06/23(f)	57,005
215,000	Export-Import Bank of India, 3.88%, due 02/01/28 144A	237,459
200,000	Indonesia Government International Bond, 4.45%, due 02/11/24	222,030

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Sovereign Debt Obligations — continued
220,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	253,163
200,000	Japan Bank for International Cooperation, 3.38%, due 10/31/23	216,963
200,000	Japan Finance Organization for Municipalities, 1.75%, due 09/05/24 144A	208,775
200,000	Panama Government International Bond, 4.00%, due 09/22/24	221,752
250,000	Province of Alberta Canada, 3.30%, due 03/15/28	289,081
100,000	Province of Manitoba Canada, 2.13%, due 06/22/26	107,893
220,000	Province of Quebec Canada, 2.75%, due 04/12/27	246,356
301,000	Qatar Government International Bond, 3.38%, due 03/14/24 144A	326,435
568,000	Qatar Government International Bond, 5.10%, due 04/23/48 144A	800,204
235,000	Saudi Government International Bond, 4.00%, due 04/17/25 144A	262,865
594,000	Saudi Government International Bond, 4.38%, due 04/16/29 144A	706,643
400,000	Tokyo Metropolitan Government, 2.50%, due 06/08/22 144A	411,672
185,000	Uruguay Government International Bond, 4.98%, due 04/20/55	257,381
65,000	Uruguay Government International Bond, 5.10%, due 06/18/50	91,199

		5,903,616

	U.S. Government and Agency Obligations — 12.8%
495,000	FNMA, 0.88%, due 08/05/30	486,232
270,000	FNMA, 2.38%, due 01/19/23	282,423
315,000	FNMA, 2.50%, due 02/05/24	337,486
310,000	FNMA, 6.63%, due 11/15/30(p)	469,748
25,000	Tennessee Valley Authority, 7.13%, due 05/01/30	38,172
6,015,000	U.S. Treasury Bond, 1.13%, due 05/15/40	5,713,310
7,440,000	U.S. Treasury Bond, 1.13%, due 08/15/40	7,045,913
2,969,000	U.S. Treasury Bond, 1.25%, due 05/15/50	2,694,136
11,351,000	U.S. Treasury Bond, 1.38%, due 08/15/50	10,633,581
1,824,000	U.S. Treasury Bond, 2.25%, due 08/15/49	2,087,981
2,532,000	U.S. Treasury Bond, 2.50%, due 02/15/45	3,020,300
6,320,000	U.S. Treasury Bond, 2.75%, due 11/15/42	7,832,850
1,441,000	U.S. Treasury Bond, 3.00%, due 02/15/47	1,884,670
2,215,000	U.S. Treasury Bond, 3.00%, due 08/15/48	2,914,542
4,307,000	U.S. Treasury Bond, 3.13%, due 11/15/41	5,634,599
6,045,900	U.S. Treasury Bond, 3.63%, due 08/15/43	8,540,306
6,605,919	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 10/15/24	7,085,306
1,624,340	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 01/15/30	1,813,497
5,023,000	U.S. Treasury Note, 0.13%, due 07/31/22	5,024,177
10,945,000	U.S. Treasury Note, 0.13%, due 11/30/22	10,947,138
70,000	U.S. Treasury Note, 0.13%, due 12/15/23	69,921
5,940,000	U.S. Treasury Note, 0.25%, due 07/31/25	5,923,062
4,704,000	U.S. Treasury Note, 0.38%, due 11/30/25	4,710,983
1,979,000	U.S. Treasury Note, 0.63%, due 08/15/30	1,929,834
3,863,000	U.S. Treasury Note, 0.88%, due 11/15/30	3,850,626
6,775,000	U.S. Treasury Note, 1.63%, due 02/15/26	7,207,436
4,020,000	U.S. Treasury Note, 2.88%, due 05/15/28(o)	4,658,332
6,675,000	U.S. Treasury STRIPS, 1.10%, due 08/15/30(n)	6,033,440
530,000	U.S. Treasury STRIPS, 1.39%, due 02/15/36(n)	429,949
505,000	U.S. Treasury STRIPS, 1.56%, due 05/15/36(n)	406,960
3,730,000	U.S. Treasury STRIPS, 1.62%, due 05/15/37(n) (p)	2,943,773
360,000	U.S. Treasury STRIPS, 1.71%, due 11/15/38(n)	275,271

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		U.S. Government and Agency Obligations — continued
370,000		U.S. Treasury STRIPS, 1.73%, due 02/15/39(n)	281,071
155,000		U.S. Treasury STRIPS, 1.74%, due 05/15/39(n)	117,269
255,000		U.S. Treasury STRIPS, 1.74%, due 08/15/39(n)	192,188
3,180,000		U.S. Treasury STRIPS, 1.86%, due 11/15/41(n)	2,284,335
985,000		U.S. Treasury STRIPS, 1.89%, due 05/15/42(n)	699,683
85,000		U.S. Treasury STRIPS, 1.91%, due 08/15/42(n)	60,030
1,750,000		U.S. Treasury STRIPS, 1.91%, due 11/15/42(n)	1,230,369
4,620,000		U.S. Treasury STRIPS, 1.93%, due 02/15/43(n)	3,228,616
646,000		U.S. Treasury STRIPS, 1.99%, due 11/15/43(n)	442,786
1,950,000		U.S. Treasury STRIPS, 2.02%, due 11/15/44(n)	1,311,854
430,000		U.S. Treasury STRIPS, 2.05%, due 11/15/45(n)	283,748
310,000		U.S. Treasury STRIPS, 2.07%, due 02/15/46(n)	203,283

			133,261,186

		TOTAL DEBT OBLIGATIONS (COST $978,141,022)	1,027,578,016

		SHORT-TERM INVESTMENTS — 0.5%

		Mutual Fund - Securities Lending Collateral — 0.4%
4,450,665		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(q) (r)	4,450,665

		U.S. Government and Agency Obligations — 0.1%
1,410,000		U.S. Treasury Bill, 0.05%, due 03/04/21(n)	1,409,872

		TOTAL SHORT-TERM INVESTMENTS (COST $5,860,538)	5,860,537

		TOTAL INVESTMENTS — 99.2% (Cost $984,001,560)	1,033,438,553

		Other Assets and Liabilities (net) — 0.8%	8,097,290

		NET ASSETS — 100.0%	$1,041,535,843

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

	(b)	Variable or floating rate note. Rate shown is as of December 31, 2020.

	(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

	(d)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.

	(e)	When-issued security.

	(f)	All or a portion of this security is out on loan.

	(g)	Security is perpetual and has no stated maturity date.

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

(h)	Year of maturity is greater than 2100.

(i)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(j)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $838,657 which represents 0.1% of net assets. The aggregate tax cost of these securities held at December 31, 2020 was $2,380,476.

(k)	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

(l)	Security is currently in default.

(m)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $629,955, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.

(n)	Interest rate presented is yield to maturity.

(o)	All or a portion of this security is pledged for open futures collateral.

(p)	All or a portion of this security is pledged for open centrally cleared swaps collateral.

(q)	The rate disclosed is the 7-day net yield as of December 31, 2020.

(r)	Represents an investment of securities lending cash collateral.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $219,512,373 which represents 21.1% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

At December 31, 2020, the Fund held the following restricted securities:

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
Bellemeade Re, Ltd. CMO, Series 2019-3A, Class M1A, 1.25% (1 mo. USD LIBOR + 1.10%), due 07/25/29	07/17/19	USD	67,286	$67,286	$67,295
Credit Suisse Mortgage Trust, Series 2020-11R, 1.00%, due 04/28/38	12/03/20	USD	530,000	530,000	530,000
LSC Communications, Inc., 8.75%, due 10/15/23	09/23/16	USD	284,000	257,703	32,660

						$629,955

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	360,404	EUR	303,357	01/12/21	Barclays Bank Plc	$(10,838)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
4	U.S. Long Bond	Mar 2021	$692,750	$(6,264)
150	U.S. Treasury Note 10-Year	Mar 2021	20,711,719	35,810
134	U.S. Treasury Note 2-Year	Mar 2021	29,610,859	31,557
151	U.S. Treasury Note 5-Year	Mar 2021	19,050,773	38,241
49	U.S. Ultra Bond	Mar 2021	10,464,563	(36,766)

				$62,578

Sales
1	Euro-Bund	Mar 2021	$217,351	$(564)
27	U.S. Long Bond	Mar 2021	4,676,063	(5,100)
16	U.S. Treasury Note 10-Year	Mar 2021	2,209,250	(2,752)
150	U.S. Ultra 10-Year	Mar 2021	23,453,906	73,348

				$64,932

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
Overnight Federal Funds Effective Rate (12M)	Annual	1.51%	Annual	08/09/49	$110	USD	580,000	$(44,877)	$(44,987)

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Currency Abbreviations

EUR	— Euro
USD	— U.S. Dollar

Other Abbreviations

ACES	— Alternative Credit Enhancement Securities
CLO	— Collateralized Loan Obligation
CMO	— Collateralized Mortgage Obligation
CMT	— Constant Maturity Treasury Index
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MTN	— Medium Term Note
PIK	— Payment In Kind
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TBA	— To Be Announced
UMBS	— Uniform Mortgage-Backed Securities are single-Class securities backed by fixed-rate mortgage loans purchased by either FHLMC or FNMA

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	98.6
Futures Contracts	0.0	*
Swaps	0.0	*
Forward Foreign Currency Contracts	0.0	*
Short-Term Investments	0.6
Other Assets and Liabilities (net)	0.8

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.